UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential International Equity Fund

Fund Type International stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential International Equity Fund

Prudential International Equity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.69%; Class B, 2.39%; Class C, 2.39%; Class F, 2.14%; Class L, 1.89%; Class M, 2.39%; Class X, 2.39%; Class Z, 1.39%. Net operating expenses: Class A, 1.69%; Class B, 2.39%; Class C, 2.39%; Class F, 2.14%; Class L, 1.89%; Class M, 2.39%; Class X, 2.39%; Class Z, 1.39%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	12.87%	20.49%	–5.61%	24.65%	—
Class B	12.31	19.55	–9.03	15.55	—
Class C	12.31	19.55	–9.02	15.56	—
Class F	12.57	19.84	N/A	N/A	–14.41% (12/18/06)
Class L	12.66	20.05	N/A	N/A	–14.23 (3/19/07)
Class M	12.31	19.55	N/A	N/A	–16.03 (3/19/07)
Class X	12.31	19.55	N/A	N/A	–16.03 (3/19/07)
Class Z	12.92	20.47	–4.62	27.34	—
MSCI EAFE ND Index	12.71	19.18	7.92	67.46	—
Lipper Average	12.45	19.68	6.07	57.57	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		4.48%	–2.44%	2.33%	—
Class B		4.70	–2.21	2.15	—
Class C		8.89	–2.03	2.15	—
Class F		5.15	N/A	N/A	–5.06% (3/1/00)
Class L		3.99	N/A	N/A	–6.47 (3/19/07)
Class M		3.70	N/A	N/A	–6.03 (3/19/07)
Class X		3.70	N/A	N/A	–6.24 (3/19/07)
Class Z		10.61	–1.10	3.15	—
MSCI EAFE ND Index		10.42	1.30	5.39	—
Lipper Average		10.79	0.91	4.56	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the MSCI EAFE ND Index and the Lipper International Large-Cap Core Funds Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually. All investors who purchase Class A and Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class B and Class F shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and 12b-1 fees of 1% and 0.75%, respectively, annually. Approximately seven years after purchase, Class B and Class F will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M and Class X shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. Class M and Class X convert to Class A shares approximately eight years after purchase. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East ND Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are –2.09% for Class F, and –5.93% for Class L, Class M, and Class X. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/11 are –1.85% for Class F, and –2.94% for Class L, Class M, and Class X.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P Developed ex-U.S. BMI. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/11 are –2.41% for Class F, and –5.70% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/11 are –1.97% for Class F, and –2.92% for Class L, Class M, and Class X.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the MSCI EAFE ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/11
BHP Billiton Ltd., Metals & Mining	1.8%
Total SA, Oil, Gas & Consumable Fuels	1.7
Vodafone Group PLC, Wireless Telecommunication Services	1.5
BASF AG, Chemicals	1.5
Sanofi-Aventis, Pharmaceuticals	1.4

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/11
Commercial Banks	12.3%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.1
Metals & Mining	6.6
Insurance	5.3

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential International Equity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,128.70	1.69%	$8.92
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class B	Actual	$1,000.00	$1,123.10	2.39%	$12.58
	Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93

Class C	Actual	$1,000.00	$1,123.10	2.39%	$12.58
	Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93

Class F	Actual	$1,000.00	$1,125.70	2.14%	$11.28
	Hypothetical	$1,000.00	$1,014.18	2.14%	$10.69

Class L	Actual	$1,000.00	$1,126.60	1.89%	$9.97
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class M	Actual	$1,000.00	$1,123.10	2.39%	$12.58
	Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93

Class X	Actual	$1,000.00	$1,123.10	2.39%	$12.58
	Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93

Class Z	Actual	$1,000.00	$1,129.20	1.39%	$7.34
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied

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by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS 97.0%

Australia 7.3%
145,357	Australia & New Zealand Banking Group Ltd.	$3,860,445
67,582	Bendigo And Adelaide Bank Ltd.	691,872
131,770	BHP Billiton Ltd.	6,619,336
51,117	Caltex Australia Ltd.	795,053
5,943	Coca-Cola Amatil Ltd.	77,778
32,557	Commonwealth Bank of Australia	1,916,671
482,173	Fairfax Media Ltd.(b)	697,630
74,560	FKP Property Group	63,745
354,385	GPT Group	1,227,469
158,061	Mirvac Group	220,027
40,600	National Australia Bank Ltd.	1,205,099
1,250,658	OZ Minerals Ltd.	1,974,009
6,632	Ramsay Health Care Ltd.	131,502
25,011	Rio Tinto Ltd.	2,253,740
27,142	Santos Ltd.	449,823
437,095	SP AusNet	419,210
585,712	Stockland	2,426,744
85,209	Telstra Corp. Ltd.	271,786
56,720	Westfield Group	560,778
55,466	Westpac Banking Corp.	1,510,172
1,934	Worleyparsons Ltd.	64,337

		27,437,226

Austria 0.1%
97,528	Immofinanz Immobilien Anlagen(a)(b)	463,697

Belgium 0.6%
1,939	Delhaize Group SA	167,895
50,455	KBC Groep NV(a)	2,056,612

		2,224,507

Brazil 1.1%
3,200	Banco Do Brasil SA, ADR	59,904
49,500	Cia de Bebidas DAS Americas, ADR	1,612,710
10,000	Cia de Saneamento Basico Do Estado de Sao Paulo, ADR(b)	585,200
30,700	Petroleo Brasileiro SA (Class A Stock), ADR	1,024,459
43,700	Tele Norte Leste Participacoes SA, ADR	745,085

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Brazil (cont’d.)
7,000	Vale SA, ADR	$233,800

		4,261,158

Chile 0.2%
7,700	Cia Cervecerias Unidas SA, ADR	462,000
17,400	Enersis SA, ADR	371,664

		833,664

China 1.0%
325,000	Bank of Communications Co. Ltd. (Class H Stock)	344,407
96,500	China Merchants Bank Co. Ltd. (Class H Stock)	248,511
254,000	China Petroleum & Chemical Corp. (Class H Stock)	255,758
572,000	KWG Property Holding Ltd.	413,188
886,000	Longfor Properties Co. Ltd.	1,412,352
171,000	Weichai Power Co. Ltd. (Class H Stock)	1,166,973

		3,841,189

Denmark 1.7%
13	AP Moller - Maersk A/S (Class A Stock)	127,751
55	AP Moller - Maersk A/S (Class B Stock)	557,089
6,301	Coloplast A/S (Class B Stock)	926,047
39,831	DSV A/S	1,041,044
28,764	Novo Nordisk A/S (Class B Stock)	3,636,132

		6,288,063

Finland 1.4%
25,664	Kone OYJ (Class B Stock)	1,607,540
26,376	Pohjola Bank PLC (Class A Stock)	391,450
28,023	Sampo OYJ (Class A Stock)	943,024
160,177	Stora ENSO OYJ (Class R Stock)	1,930,001
24,408	UPM-Kymmene OYJ	500,343

		5,372,358

France 9.5%
28,926	AXA SA	649,084
27,760	BNP Paribas	2,196,870
2,010	Bouygues InH	100,076
4,322	Bureau Veritas SA	372,890
1,464	Casino Guichard Perrachon SA	154,109
18,899	Cie de Saint-Gobain	1,305,421

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
3,322	Dassault Systemes SA	$270,228
34,662	France Telecom SA	812,964
4,964	GDF Suez	203,111
387,608	Natixis(a)	2,228,681
1,423	Neopost SA	135,777
20,086	Peugeot SA(a)	912,148
10,991	Publicis Groupe	622,848
23,765	Renault SA(a)	1,448,111
62,890	Safran SA	2,440,521
65,875	Sanofi-Aventis	5,210,287
18,387	Schneider Electric SA	3,249,010
1,108	Societe BIC SA	107,723
53,343	Societe Generale	3,568,051
11,146	Societe Television Francaise 1	209,168
10,957	STMicroelectronics NV	129,394
98,622	Total SA	6,313,327
9,217	Vinci SA	615,695
78,010	Vivendi SA	2,447,814

		35,703,308

Germany 8.4%
24,260	Allianz SE	3,819,652
55,288	BASF AG	5,683,162
7,584	Bayerische Motoren Werke AG	715,209
28,638	Daimler AG	2,213,756
49,967	Deutsche Bank AG	3,263,785
24,501	Deutsche Lufthansa AG(a)	555,958
84,652	E.ON AG	2,893,828
13,868	GEA Group AG	507,148
39,958	Hannover Rueckversicherung AG	2,416,478
4,597	Henkel AG & Co. KGaA	260,983
12,365	Lanxess AG	1,134,214
9,837	Linde AG	1,771,724
10,408	Metro AG	763,932
14,070	RWE AG	918,098
4,212	SAP AG	271,380
26,748	Siemens AG	3,891,266
13,789	Suedzucker AG	425,322
1,076	Volkswagen AG(a)	191,884

		31,697,779

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Greece 0.3%
44,557	OPAP SA	$941,759
6,137	Public Power Corp. SA	101,533

		1,043,292

Hong Kong 3.6%
336,000	Agile Property Holdings Ltd.	545,993
459,000	Agricultural Bank of China Ltd. (Class H Stock)(a)	271,278
51,100	ASM Pacific Technology Ltd.	686,926
44,200	Cheung Kong Holdings Ltd.	695,476
288,000	China Citic Bank Corp. Ltd. (Class H Stock)	206,185
102,000	China Yurun Food Group Ltd.	373,655
155,000	CNOOC Ltd.	382,398
1,673,000	Country Garden Holdings Co.	678,571
990,000	Evergrande Real Estate Group Ltd.	704,935
183,250	Great Wall Motor Co. Ltd. (Class H Stock)	328,452
55,500	Greentown China Holdings Ltd.	55,598
404,000	Guangzhou R&f Properties Co. Ltd. (Class H Stock)	550,371
7,700	Hang Seng Bank Ltd.	120,364
10,700	Hong Kong Exchanges and Clearing Ltd.	244,138
43,000	Kerry Properties Ltd.	229,223
195,000	Orient Overseas International Ltd.	1,488,943
408,000	PICC Property & Casualty Co. Ltd. (Class H Stock)(a)	524,299
144,800	Sands China Ltd.(a)	406,456
595,000	SJM Holdings Ltd.	1,282,511
137,700	Wharf Holdings Ltd.	1,007,096
226,900	Wheelock & Co. Ltd.	934,917
537,200	Wynn Macau Ltd.	1,912,581
39,500	Yue Yuen Industrial Holdings Ltd.	136,562

		13,766,928

India 0.6%
6,900	Dr. Reddy’s Laboratories Ltd., ADR	270,756
2,260	State Bank of India, GDR	298,320
53,700	Tata Motors Ltd., ADR	1,473,528
5,096	Tata Steel Ltd., GDR	71,446

		2,114,050

Israel 0.2%
25,996	Bank Hapoalim BM(a)	136,123
7,370	Teva Pharmaceutical Industries Ltd.	342,527

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Israel (cont’d.)
3,400	Teva Pharmaceutical Industries Ltd., ADR	$155,482

		634,132

Italy 3.0%
532,092	ENEL SpA	3,793,958
94,578	ENI SpA	2,528,524
37,010	Fiat Industrial SpA(a)	549,819
270,903	Snam Rete Gas SpA	1,685,244
1,026,127	Telecom Italia SpA	1,545,688
910,729	Telecom Italia SpA-RSP	1,176,266

		11,279,499

Japan 18.4%
83,500	AEON Co. Ltd.	1,002,638
37,100	Aisin Seiki Co. Ltd.	1,303,062
68,000	Ajinomoto Co., Inc.	748,616
150,200	Asahi Kasei Corp.	1,025,837
31,500	Canon, Inc.	1,475,683
162	Central Japan Railway Co.	1,220,267
9,900	Coca-Cola West Holdings Co., Ltd.	204,188
558,000	Cosmo Oil Co. Ltd.	1,822,967
171,000	Daido Steel Co. Ltd.	971,842
63,600	Dena Co. Ltd.	2,371,818
20,000	Fanuc Corp.	3,316,279
258,100	Fuji Electric Holdings Co. Ltd.	801,839
50,000	Fuji Heavy Industries Ltd.	371,078
221	Fuji Media Holdings, Inc.	293,432
100	Fujitsu Ltd.	568
12,900	Hamamatsu Photonics KK	504,931
12,300	Hitachi High-Technologies Corp.	256,417
483,100	Hitachi Ltd.	2,608,615
31,000	Hitachi Metals Ltd.	405,868
10,400	Idemitsu Kosan Co. Ltd.	1,216,742
548,700	Isuzu Motors Ltd.	2,340,507
31,900	Itochu Corp.	329,953
18,700	JSR Corp.	388,455
380,150	JX Holdings, Inc.	2,633,845
18,500	Kamigumi Co. Ltd.	157,369
32,000	Kaneka Corp.	233,150
5,300	Kansai Electric Power Co., Inc. (The)	111,208

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
44,500	KAO Corp.	$1,110,374
293,000	Kawasaki Kisen Kaisha, Ltd.	975,282
2,500	Keyence Corp.	652,160
15,600	Kyocera Corp.	1,709,721
178,722	Marubeni Corp.	1,291,143
14,700	Maruichi Steel Tube Ltd.	365,167
243,900	Mitsubishi Chemical Holdings Corp.	1,644,743
57,400	Mitsubishi Corp.	1,541,942
256,000	Mitsubishi Electric Corp.	2,812,008
14,000	Mitsubishi Gas Chemical Co., Inc.	108,562
43,300	Mitsubishi UFJ Financial Group, Inc.	206,584
47,800	Mitsui & Co. Ltd.	843,859
136,000	Mitsui Chemicals, Inc.	497,960
130,000	Mitsui Mining & Smelting Co. Ltd.	461,567
518,900	Mizuho Financial Group, Inc.	818,828
7,300	Murata Manufacturing Co. Ltd.	526,475
13,200	Nabtesco Corp.	332,624
120,900	NHK Spring Co. Ltd.	1,140,214
100	Nippon Steel Corp.	311
55,100	Nippon Telegraph & Telephone Corp.	2,543,913
21,800	Nissan Motor Co. Ltd.	208,016
10,000	Nisshin Seifun Group, Inc.	124,391
85,000	Nisshinbo Industries, Inc.	837,268
24,000	Nitto Denko Corp.	1,273,747
3,280	OBIC Co. Ltd.	608,568
41,300	Pioneer Corp.(a)	173,112
224,500	Resona Holdings, Inc.	1,057,252
45,300	Sapporo Hokuyo Holdings, Inc.	199,931
70,200	Sega Sammy Holdings, Inc.	1,211,613
27,200	Sekisui Chemical Co. Ltd.	226,010
52,000	Sekisui House Ltd.	498,108
38,300	Seven & I Holdings Co. Ltd.	955,198
344,700	Shinsei Bank Ltd.	412,204
8,200	SMC Corp.	1,491,093
70,300	SoftBank Corp.	2,938,014
157,200	Sumitomo Corp.	2,145,354
23,500	Sumitomo Metal Mining Co. Ltd.	416,316
82,200	Sumitomo Mitsui Financial Group, Inc.	2,528,373
42,000	Tonengeneral Sekiyu KK	519,855
53,000	Toshiba Corp.	278,999

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
28,000	Tosoh Corp.	$107,699
29,000	Toyota Industries Corp.	875,917
34,934	Toyota Motor Corp.	1,391,072
38,200	Toyota Tsusho Corp.	631,526
2,053	Yahoo! Japan Corp.	748,915
1,430	Yamada Denki Co. Ltd.	99,077

		69,658,239

Mexico 0.4%
16,400	America Movil SAB de CV (Ser. L), ADR(b)	938,080
19,500	Cemex SAB de CV, ADR(a)	169,260
3,500	Desarrolladora Homex SAB de CV, ADR(a)	98,805
9,800	Telefonos de Mexico SAB de CV (Ser. L), ADR	183,456

		1,389,601

Netherlands 5.0%
57,069	ASML Holding NV	2,362,977
2,157	Delta Lloyd NV	56,772
4,651	Heineken Holding NV	245,484
265,354	ING Groep NV(a)	3,497,964
111,784	Koninklijke Ahold NV	1,569,430
91,290	Koninklijke KPN NV	1,448,822
76,315	Royal Dutch Shell PLC (Class A Stock)	2,960,540
113,581	Royal Dutch Shell PLC (Class B Stock)	4,414,762
10,374	SBM Offshore NV(a)	303,545
63,406	Unilever NV	2,086,768

		18,947,064

Norway 0.5%
98,809	DnB NOR ASA	1,606,451
15,071	Statoil ASA	440,933

		2,047,384

Portugal 0.1%
22,116	Jeronimo Martins SGPS SA	362,949

Russia 0.8%
5,000	LUKOIL OAO, ADR	348,500
9,147	MMC Norilsk Nickel OJSC, ADR	254,744
3,549	Novatek OAO, GDR	498,635

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Russia (cont’d.)
600	Sberbank of Russia, GDR	$239,280
16,457	Severstal OAO, GDR	296,226
33,000	Surgutneftegas OJSC, ADR	347,490
27,055	Uralkali, GDR	1,135,498

		3,120,373

Singapore 0.8%
100,000	Cosco Corp. Singapore Ltd.	181,365
35,500	Fraser and Neave Ltd.	181,843
74,000	Golden Agri-Resources Ltd.	40,203
67,000	Neptune Orient Lines Ltd.	102,904
393,000	Olam International Ltd.	921,457
21,400	SembCorp Industries Ltd.	94,408
97,000	StarHub Ltd.	227,434
226,300	UOL Group Ltd.	894,810
326,000	Yangzijiang Shipbuilding Holdings Ltd.	482,055

		3,126,479

South Africa 0.3%
800	Kumba Iron Ore Ltd., ADR	58,752
16,900	Sasol Ltd., ADR	977,158

		1,035,910

South Korea 0.6%
12,100	KB Financial Group, Inc., ADR	644,809
2,348	Samsung Electronics Co. Ltd., GDR	978,288
7,100	Shinhan Financial Group Co. Ltd., ADR(b)	688,842

		2,311,939

Spain 2.6%
149,474	Banco Bilbao Vizcaya Argentaria SA	1,917,270
172,100	Banco Santander SA	2,197,802
38,639	Criteria CaixaCorp SA	285,293
5,604	Enagas	138,658
42,022	Iberdrola SA	390,251
176,445	Telefonica SA	4,743,356

		9,672,630

Sweden 2.5%
58,246	Atlas Copco AB (Class A Stock)	1,710,041

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Sweden (cont’d.)
11,286	Kinnevik Investment AB (Class B Stock)	$291,375
241,742	Nordea Bank AB	2,758,502
6,096	Scania AB (Class B Stock)	158,391
290,700	Skandinaviska Enskilda Banken (Class A Stock)	2,795,169
85,696	Swedbank AB (Class A Stock)	1,625,295

		9,338,773

Switzerland 6.6%
13,094	Aryzta AG	729,631
47,535	Compagnie Financiere Richemont SA	3,071,915
7,539	Credit Suisse Group AG	342,611
24,957	GAM Holding Ltd.	491,927
67,722	Nestle SA	4,204,244
83,696	Novartis AG	4,968,543
632	Pargesa Holding SA	64,954
26,030	Roche Holding AG	4,221,976
395	Swatch Group Ltd. AG (The) (Bearer)	194,303
17,782	Swatch Group Ltd. AG (The) (Registered)	1,577,767
5,691	Swiss Life Holding AG	1,038,196
3,877	Transocean Ltd.(a)	284,164
60,858	UBS AG(a)	1,216,456
8,847	Zurich Financial Services AG	2,485,342

		24,892,029

Taiwan 0.8%
83,200	AU Optronics Corp., ADR(a)	673,920
169,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,289,600

		2,963,520

Thailand 0.6%
395,300	CP ALL PCL	572,754
128,000	Kasikornbank PCL	557,454
254,500	Krung Thai Bank PCL (Foreign)	167,109
1,326,500	Krung Thai Bank PCL (Local)	871,002
21,800	PTT PCL	273,869

		2,442,188

United Kingdom 18.0%
392,647	3i Group PLC	1,837,049
2,201	AMEC PLC	44,117

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
29,110	Anglo American PLC	$1,517,301
88,081	AstraZeneca PLC	4,399,048
243,454	Aviva PLC	1,816,918
165,793	BAE Systems PLC	908,056
198,008	Balfour Beatty PLC	1,084,169
254,496	Barclays PLC	1,200,044
8,030	BG Group PLC	205,686
110,232	Billiton PLC	4,648,238
539,064	BP PLC	4,164,897
86,871	British American Tobacco	3,788,671
203,057	Centrica PLC	1,088,411
128,805	Diageo PLC	2,620,507
18,632	DS Smith PLC	67,503
19,520	Fresnillo PLC	535,049
145,199	GlaxoSmithKline PLC	3,166,254
334,827	HSBC Holdings PLC	3,665,491
44,612	Imperial Tobacco Group	1,570,079
83,859	Invensys PLC	477,089
1,553,781	ITV PLC(a)	1,973,760
376,850	Kingfisher PLC	1,727,890
1,554,066	Legal & General Group PLC	3,187,668
251,425	National Grid PLC	2,578,589
58,801	Next PLC	2,197,131
1,058,609	Old Mutual PLC	2,457,851
2,814	Petrofac Ltd.	70,975
43,292	Reckitt Benckiser Group PLC	2,403,665
168,783	Rexam PLC	1,101,200
50,392	Rio Tinto PLC	3,669,892
78,586	Rsa Insurance Group PLC	180,621
23,477	Tesco PLC	158,251
54,052	Unilever PLC	1,753,340
2,031,351	Vodafone Group PLC	5,822,473

		68,087,883

	Total common stocks (cost $287,999,155)	366,357,811

EXCHANGE TRADED FUNDS 1.2%

United States 1.2%
27,000	iShares MSCI Emerging Markets Index Fund	1,350,000

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

EXCHANGE TRADED FUNDS (Continued)

United States (cont’d.)
65,600	Vanguard MSCI Emerging Markets ETF(b)	$3,318,048

	Total exchange traded funds (cost $4,425,596)	4,668,048

PREFERRED STOCKS 0.8%

Germany 0.8%
16,946	Henkel AG & Co. KGaA	1,154,080
8,290	Volkswagen AG(a)	1,633,074

	Total preferred stocks (cost $2,226,899)	2,787,154

	Total long-term investments (cost $294,651,650)	373,813,013

Principal Amount (000)
SHORT-TERM INVESTMENTS 1.6%

United States Government Security 0.1%
$350	U.S. Treasury Bills 0.159%, 6/16/11(c)(d) (cost $349,929)	349,995

Shares

Affiliated Money Market Mutual Fund 1.5%
5,746,852	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,746,852; includes $5,078,169 of cash collateral received for securities on loan) (Note 3)(e)(f)	5,746,852

	Total short-term investments (cost $6,096,576)	6,096,847

	Total Investments 100.6% (cost $300,748,431; Note 5)	379,909,860
	Liabilities in excess of other assets(g) (0.6%)	(2,259,177)

	Net Assets 100.0%	$377,650,683

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

ETF—Exchange Traded Fund.

GDR—Global Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,890,203; cash collateral of $5,078,169 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at April 30, 2011	Value at Trade Date	Unrealized Appreciation
	Long Positions:
9	SPI 200 Futures Index	Jun. 2011	$1,185,755	$1,165,570	$20,185
15	MSCI Taiwan Index	May 2011	479,850	473,625	6,225
8	FTSE 100 Index	Jun. 2011	806,173	777,674	28,499
55	DJ Euro Stoxx 50 Index	Jun. 2011	2,400,726	2,301,314	99,412

					$154,321

Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such Fund’s securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$27,437,226	$—	$—
Austria	463,697	—	—
Belgium	2,224,507	—	—
Brazil	4,261,158	—	—
Chile	833,664	—	—
China	3,841,189	—	—
Denmark	6,288,063	—	—
Finland	5,372,358	—	—
France	35,703,308	—	—
Germany	31,697,779	—	—
Greece	1,043,292	—	—
Hong Kong	13,766,928	—	—
India	2,114,050	—	—
Israel	634,132	—	—
Italy	11,279,499	—	—
Japan	69,658,239	—	—
Mexico	1,389,601	—	—
Netherlands	18,947,064	—	—
Norway	2,047,384	—	—
Portugal	362,949	—	—
Russia	3,120,373	—	—
Singapore	3,126,479	—	—
South Africa	1,035,910	—	—
South Korea	2,311,939	—	—
Spain	9,672,630	—	—
Sweden	9,338,773	—	—
Switzerland	24,892,029	—	—
Taiwan	2,963,520	—	—
Thailand	2,442,188	—	—
United Kingdom	68,087,883	—	—
Exchange Traded Funds
United States	4,668,048	—	—
Preferred Stocks
Germany	2,787,154	—	—

See Notes to Financial Statements.

Prudential International Equity Fund	21

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$5,746,852	$—	$—
United States Government Security	—	349,995	—

	379,559,865	349,995	—
Other Financial Instruments*
Futures Contracts	154,321	—	—

Total	$379,714,186	$349,995	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 was as follows:

Commercial Banks	12.3%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.1
Metals & Mining	6.6
Insurance	5.3
Chemicals	3.9
Diversified Telecommunication Services	3.7
Machinery	3.6
Automobiles	3.3
Food Products	2.7
Wireless Telecommunication Services	2.7
Real Estate Management & Development	2.2
Electric Utilities	2.1
Capital Markets	1.9
Electrical Equipment	1.8
Electronic Equipment, Instruments & Components	1.8
Media	1.8
Trading Companies & Distributors	1.8
Food & Staples Retailing	1.7
Semiconductors & Semiconductor Equipment	1.6
Affiliated Money Market Mutual Fund (including 1.3% of collateral received for securities on loan)	1.5
Textiles, Apparel & Luxury Goods	1.5
Beverages	1.4
Tobacco	1.4
Diversified Financial Services	1.3
Multi-Utilities	1.3
Real Estate Investment Trusts (REITs)	1.3
Exchange Traded Funds	1.2
Hotels, Restaurants & Leisure	1.2
Industrial Conglomerates	1.1
Household Products	1.0
Marine	0.9

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Aerospace & Defense	0.8%
Auto Components	0.8
Internet & Catalog Retail	0.6
Multiline Retail	0.6
Paper & Forest Products	0.6
Road & Rail	0.6
Construction & Engineering	0.5
Gas Utilities	0.5
Specialty Retail	0.5
Office Electronics	0.4
Building Products	0.3
Containers & Packaging	0.3
Leisure Equipment & Products	0.3
Personal Products	0.3
Energy Equipment & Services	0.2
Healthcare Equipment & Supplies	0.2
Household Durables	0.2
Internet Software & Services	0.2
IT Services	0.2
Software	0.2
Airlines	0.1
Computers & Peripherals	0.1
Professional Services	0.1
United States Government Security	0.1
Water Utilities	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential International Equity Fund	23

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker— variation margin	$154,321	*	—	—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	$179,381	$185,808	$365,189

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	$79,954	$(3,661)	$76,293

For the six months ended April 30, 2011, the average value at trade date for futures contracts was $3,526,885.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $4,890,203:
Unaffiliated investments (cost $295,001,579)	$374,163,008
Affiliated investments (cost $5,746,852)	5,746,852
Foreign currency, at value (cost $1,112,176)	1,124,378
Dividends and interest receivable	2,297,220
Foreign tax reclaim receivable	1,381,357
Receivable for investments sold	74,432
Receivable for Fund shares sold	65,961
Prepaid expenses	2,129

Total assets	384,855,337

Liabilities
Payable to broker for collateral for securities on loan	5,078,169
Payable for Fund shares reacquired	694,787
Accrued expenses	484,158
Payable to custodian	483,669
Management fee payable	250,126
Distribution fee payable	103,941
Affiliated transfer agent fee payable	97,798
Due to broker—variation margin	11,143
Deferred trustees’ fees	863

Total liabilities	7,204,654

Net Assets	$377,650,683

Net assets were comprised of:
Common stock, at par	$554,396
Paid-in capital in excess of par	547,858,651

548,413,047
Undistributed net investment income	1,593,985
Accumulated net realized loss on investment and foreign currency transactions	(251,948,581)
Net unrealized appreciation on investments and foreign currencies	79,592,232

Net assets, April 30, 2011	$377,650,683

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($272,792,731 ÷ 39,908,273 shares of common stock issued and outstanding)	$6.84
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.24

Class B
Net asset value, offering price and redemption price per share ($9,214,124 ÷ 1,397,997 shares of common stock issued and outstanding)	$6.59

Class C
Net asset value, offering price and redemption price per share ($27,694,899 ÷ 4,203,706 shares of common stock issued and outstanding)	$6.59

Class F
Net asset value, offering price and redemption price per share ($2,614,691 ÷ 396,925 shares of common stock issued and outstanding)	$6.59

Class L
Net asset value and redemption price per share ($11,202,875 ÷ 1,636,920 shares of common stock issued and outstanding)	$6.84
Maximum sales charge (5.75% of offering price)	0.42

Maximum offering price to public	$7.26

Class M
Net asset value, offering price and redemption price per share ($1,754,291 ÷ 266,194 shares of common stock issued and outstanding)	$6.59

Class X
Net asset value, offering price and redemption price per share ($2,528,745 ÷ 383,686 shares of common stock issued and outstanding)	$6.59

Class Z
Net asset value, offering price and redemption price per share ($49,848,327 ÷ 7,245,900 shares of common stock issued and outstanding)	$6.88

See Notes to Financial Statements.

Prudential International Equity Fund	27

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend (net of foreign withholding taxes of $452,887)	$5,758,833
Affiliated income from securities loaned, net	78,280
Unaffiliated interest income	1,689
Affiliated dividend income	176

Total income	5,838,978

Expenses
Management fee	1,496,350
Distribution fee—Class A	387,625
Distribution fee—Class B	44,783
Distribution fee—Class C	132,426
Distribution fee—Class F	10,939
Distribution fee—Class L	26,869
Distribution fee—Class M	11,837
Distribution fee—Class X	13,680
Transfer agent’s fees and expenses (including affiliated expense of $139,400) (Note 3)	664,000
Custodian’s fees and expenses	112,000
Reports to shareholders	97,000
Registration fees	39,000
Legal fees and expenses	22,000
Audit fee	14,000
Directors’ fees	9,000
Insurance	4,000
Loan Interest expense (Note 8)	1,980
Miscellaneous	30,902

Total expenses	3,118,391

Net investment income	2,720,587

Realized And Unrealized Gain On Investment, Futures And Foreign Currency Transactions
Net realized gain on:
Investment transactions	15,709,810
Foreign currency transactions	5,145
Financial futures transactions	179,381

15,894,336

Net change in unrealized appreciation (depreciation) on:
Investments	24,852,146
Foreign currencies	128,219
Financial futures contracts	79,954

25,060,319

Net gain on investment and foreign currencies	40,954,655

Net Increase In Net Assets Resulting From Operations	$43,675,242

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,720,587	$7,116,368
Net realized gain (loss) on investment and foreign currency transactions	15,894,336	(25,360,327)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	25,060,319	31,177,215

Net increase in net assets resulting from operations	43,675,242	12,933,256

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,571,474)	(4,729,701)
Class B	(110,787)	(120,437)
Class C	(320,075)	(351,530)
Class F	(47,027)	(73,250)
Class L	(171,721)	(189,123)
Class M	(33,226)	(75,237)
Class X	(35,242)	(67,157)
Class Z	(949,745)	(4,587,489)

	(6,239,297)	(10,193,924)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,658,983	46,181,096
Net asset value of shares issued in reinvestment of dividends	6,069,976	9,997,085
Cost of shares reacquired	(37,245,025)	(277,348,125)

Net decrease in net assets from Series share transactions	(21,516,066)	(221,169,944)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	232,236	4,717,145

Total increase (decrease)	16,152,115	(213,713,467)

Net Assets:
Beginning of period	361,498,568	575,212,035

End of period(a)	$377,650,683	$361,498,568

(a) Includes undistributed net investment income of:	$1,593,985	$5,112,695

See Notes to Financial Statements.

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified management investment company and currently consists of three series: Prudential International Equity Fund (the “Series”), Prudential International Value Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than 60 days, are valued at fair value.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than

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distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Series invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .83% for the six months ended April 30, 2011.

Pursuant to the Class A, B, C, F, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75%, .50%, 1%, and 1% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively.

PIMS has advised the Series that they received $34,921 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2011 it received $118, $9,840, $237, $1,946 , $423 and $447 in contingent deferred sales charges

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imposed upon redemptions by certain Class A, Class B, Class C, Class F, Class M, and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2011, PIM has been compensated approximately $23,200 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2011 aggregated $130,886,163 and $156,075,827, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$310,550,866	$74,193,859	$(4,834,865)	$69,358,994

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

For federal income tax purposes, the Series has a capital loss carryforward as of October 31, 2010 of approximately $258,945,000 of which $11,426,000 expires in 2011, $55,105,000 expires in 2016, $184,077,000 expires in 2017 and $8,337,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that, no provision for income tax required in the Series’ financial statements as for the current reporting period. The Series’ federal and state income tax excise returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, B, C, F, L, M, X and Z shares. Class A and L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Under certain circumstances, an exchange may be made from Class A to Class Z shares of the Series. Class B and F shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the

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period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion authorized shares of $.01 par value common stock, divided equally into eight classes, designated Class A, Class B, Class C, Class F, Class L, Class M, Class X and Class Z common stock.

For the six months ended April 30, 2011 and the year ended October 31, 2010 the Series received $232,236 and $4,717,145, respectively, related to the settlement of regulatory proceedings involving allegations of improper trading in Series shares. The amount relating to a former affiliate for the year ended October 31, 2010 was $4,493,246. The total amount is presented in the Series’ Statement of Changes in Net Assets. The Series was not involved in the proceedings or the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	671,837	$4,272,322
Shares issued in reinvestment of dividends	728,172	4,427,282
Shares reacquired	(4,174,776)	(26,430,526)

Net increase (decrease) in shares outstanding before conversion	(2,774,767)	(17,730,922)
Shares issued upon conversion from Class B, F, M and X	495,120	3,126,836
Shares reacquired upon conversion into Class Z	(26,896)	(166,484)

Net increase (decrease) in shares outstanding	(2,306,543)	$(14,770,570)

Year ended October 31, 2010:
Shares sold	1,468,501	$8,439,334
Shares issued in reinvestment of dividends	784,260	4,572,227
Shares reacquired	(9,136,119)	(52,354,816)

Net increase (decrease) in shares outstanding before conversion	(6,883,358)	(39,343,255)
Shares issued upon conversion from Class B, F, M and X	1,243,082	7,112,292

Net increase (decrease) in shares outstanding	(5,640,276)	$(32,230,963)

Prudential International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2011:
Shares sold	79,514	$483,823
Shares issued in reinvestment of dividends	18,311	107,666
Shares reacquired	(143,449)	(874,979)

Net increase (decrease) in shares outstanding before conversion	(45,624)	(283,490)
Shares reacquired upon conversion into Class A	(99,179)	(599,303)

Net increase (decrease) in shares outstanding	(144,803)	$(882,793)

Year ended October 31, 2010:
Shares sold	212,889	$1,182,667
Shares issued in reinvestment of dividends	20,600	116,386
Shares reacquired	(361,347)	(1,987,158)

Net increase (decrease) in shares outstanding before conversion	(127,858)	(688,105)
Shares reacquired upon conversion into Class A	(124,226)	(674,212)

Net increase (decrease) in shares outstanding	(252,084)	$(1,362,317)

Class C
Six months ended April 30, 2011:
Shares sold	204,146	$1,240,579
Shares issued in reinvestment of dividends	52,345	307,789
Shares reacquired	(538,828)	(3,290,028)

Net increase (decrease) in shares outstanding	(282,337)	$(1,741,660)

Year ended October 31, 2010:
Shares sold	166,469	$907,807
Shares issued in reinvestment of dividends	59,737	336,914
Shares reacquired	(1,018,733)	(5,562,982)

Net increase (decrease) in shares outstanding	(792,527)	$(4,318,261)

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Class F	Shares	Amount
Six months ended April 30, 2011:
Shares sold	14	$93
Shares issued in reinvestment of dividends	7,787	45,709
Shares reacquired	(62,316)	(380,036)

Net increase (decrease) in shares outstanding before conversion	(54,515)	(334,234)
Shares reacquired upon conversion into Class A	(113,315)	(682,401)

Net increase (decrease) in shares outstanding	(167,830)	$(1,016,635)

Year ended October 31, 2010:
Shares sold	131	$690
Shares issued in reinvestment of dividends	12,651	71,355
Shares reacquired	(203,435)	(1,123,341)

Net increase (decrease) in shares outstanding before conversion	(190,653)	(1,051,296)
Shares reacquired upon conversion into Class A	(184,350)	(996,186)

Net increase (decrease) in shares outstanding	(375,003)	$(2,047,482)

Class L
Six months ended April 30, 2011:
Shares sold	5,442	$35,159
Shares issued in reinvestment of dividends	27,508	167,799
Shares reacquired	(164,512)	(1,043,869)

Net increase (decrease) in shares outstanding	(131,562)	$(840,911)

Year ended October 31, 2010:
Shares sold	10,093	$59,754
Shares issued in reinvestment of dividends	31,646	184,815
Shares reacquired	(411,930)	(2,361,389)

Net increase (decrease) in shares outstanding	(370,191)	$(2,116,820)

Class M
Six months ended April 30, 2011:
Shares sold	1,523	$9,281
Shares issued in reinvestment of dividends	5,162	30,351
Shares reacquired	(50,216)	(306,322)

Net increase (decrease) in shares outstanding before conversion	(43,531)	(266,690)
Shares reacquired upon conversion into Class A	(193,111)	(1,188,431)

Net increase (decrease) in shares outstanding	(236,642)	$(1,455,121)

Year ended October 31, 2010:
Shares sold	16,379	$91,988
Shares issued in reinvestment of dividends	12,151	68,651
Shares reacquired	(166,265)	(916,746)

Net increase (decrease) in shares outstanding before conversion	(137,735)	(756,107)
Shares reacquired upon conversion into Class A	(550,701)	(3,062,454)

Net increase (decrease) in shares outstanding	(688,436)	$(3,818,561)

Prudential International Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended April 30, 2011:
Shares sold	2,739	$16,530
Shares issued in reinvestment of dividends	5,872	34,525
Shares reacquired	(34,365)	(209,796)

Net increase (decrease) in shares outstanding before conversion	(25,754)	(158,741)
Shares reacquired upon conversion into Class A	(107,014)	(656,701)

Net increase (decrease) in shares outstanding	(132,768)	$(815,442)

Year ended October 31, 2010:
Shares sold	5,982	$33,503
Shares issued in reinvestment of dividends	11,154	63,022
Shares reacquired	(144,467)	(804,626)

Net increase (decrease) in shares outstanding before conversion	(127,331)	(708,101)
Shares reacquired upon conversion into Class	(428,007)	(2,379,440)

Net increase (decrease) in shares outstanding	(555,338)	$(3,087,541)

Class Z
Six months ended April 30, 2011:
Shares sold	584,096	$3,601,196
Shares issued in reinvestment of dividends	155,042	948,855
Shares reacquired	(728,512)	(4,709,469)

Net increase (decrease) in shares outstanding before conversion	10,626	(159,418)
Shares issued upon conversion from Class A	26,680	166,484

Net increase (decrease) in shares outstanding	37,306	$7,066

Year ended October 31, 2010:
Shares sold	6,103,057	$35,465,353
Shares issued in reinvestment of dividends	779,543	4,583,715
Shares reacquired	(39,124,251)	(212,237,067)

Net increase (decrease) in shares outstanding	(32,241,651)	$(172,187,999)

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the

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“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2011. The average daily balance for the 112 days the Series had loans outstanding during the reporting period was $432,964 at a weighted average interest rate of approximately 1.47%. At April 30, 2011, the Fund did not have an outstanding loan amount.

Note 8. In-Kind Redemption

During the year ended October 31, 2010, shareholders redeemed fund shares in exchange for fund’s portfolio securities valued at $168,617,337. The Series realized a loss of $28,278,878 related to the in-kind redemption transactions.

Note 9. Ownership

As of April 30, 2011, approximately 27% of the fund was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

Note 10. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities

Prudential International Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.17		$5.77	$4.80	$10.49	$8.54	$6.84
Income (loss) from investment operations:
Net investment income	.05		.08	.08	.16	.16	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73		.36	1.06	(5.37)	1.92	1.66
Total from investment operations	.78		.44	1.14	(5.21)	2.08	1.74
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.10)	(.17)	(.14)	(.13)	(.04)
Distributions from net realized gains	-		-	-	(.34)	-	-
Total dividends and distributions	(.11)		(.10)	(.17)	(.48)	(.13)	(.04)
Capital Contributions (Note 6)	-	(g)	.06	-	-	-	-
Net asset value, end of period	$6.84		$6.17	$5.77	$4.80	$10.49	$8.54
Total Return(b):	12.87%		8.78%	24.65%	(51.87)%	24.68%	25.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$272,793		$260,555	$275,993	$246,234	$557,878	$67,123
Average net assets (000)	$260,558		$257,553	$240,744	$438,831	$438,194	$52,174
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(e)	1.69%	(d)	1.57%	1.54%	1.43%	1.34%	1.40%
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	1.15%
Net investment income	1.57%	(d)	1.35%	1.75%	1.94%	1.60%	1.23%
For Class A, B, C, F, L, M, X and Z shares:
Portfolio turnover rate	36%	(f)	96%	76%	74%	114%	60%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) The distributor of the series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.

(f) Not Annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94		$5.56	$4.61	$10.09	$8.22	$6.59
Income (loss) from investment operations:
Net investment income	.03		.04	.05	.09	.06	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.69		.35	1.02	(5.16)	1.88	1.59
Total from investment operations	.72		.39	1.07	(5.07)	1.94	1.63
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.12)	(.07)	(.07)	-
Distributions from net realized gains	-		-	-	(.34)	-	-
Total dividends and distributions	(.07)		(.07)	(.12)	(.41)	(.07)	-
Capital Contributions (Note 6)	-	(e)	.06	-	-	-	-
Net asset value, end of period	$6.59		$5.94	$5.56	$4.61	$10.09	$8.22
Total Return(b):	12.31%		8.11%	23.82%	(52.22)%	23.73%	24.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,214		$9,160	$9,976	$11,205	$32,905	$46,330
Average net assets (000)	$9,031		$9,246	$9,229	$22,786	$39,205	$45,041
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.39%	(d)	2.27%	2.24%	2.15%	2.09%	2.15%
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	1.15%
Net investment income	.84%	(d)	.66%	1.06%	1.17%	.67%	.46%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Less than $.005 per share.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94		$5.56	$4.61	$10.09	$8.22	$6.59
Income (loss) from investment operations:
Net investment income	.03		.04	.05	.09	.10	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.69		.35	1.02	(5.16)	1.84	1.59
Total from investment operations	.72		.39	1.07	(5.07)	1.94	1.63
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.12)	(.07)	(.07)	-
Distributions from net realized gains	-		-	-	(.34)	-	-
Total dividends and distributions	(.07)		(.07)	(.12)	(.41)	(.07)	-
Capital Contributions (Note 6)	-	(e)	.06	-	-	-	-
Net asset value, end of period	$6.59		$5.94	$5.56	$4.61	$10.09	$8.22
Total Return(b):	12.31%		8.11%	23.83%	(52.22)%	23.73%	24.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,695		$26,625	$29,326	$28,858	$75,010	$13,825
Average net assets (000)	$26,705		$26,974	$26,677	$55,111	$53,765	$13,478
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.39%	(d)	2.27%	2.24%	2.15%	2.09%	2.15%
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	1.15%
Net investment income	.86%	(d)	.66%	1.06%	1.19%	1.03%	.47%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Less than $.005 per share.

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

Class F Shares
	Six Months Ended April 30,		Year Ended October 31,			December 18, 2006(e) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94		$5.56	$4.62	$10.11	$8.56
Income (loss) from investment operations:
Net investment income	.03		.05	.06	.11	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.71		.35	1.01	(5.17)	1.46
Total from investment operations	.74		.40	1.07	(5.06)	1.55
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.08)	(.13)	(.09)	-
Distributions from net realized gains	-		-	-	(.34)	-
Total dividends and distributions	(.09)		(.08)	(.13)	(.43)	-
Capital Contributions (Note 6)	-	(f)	.06	-	-	-
Net asset value, end of period	$6.59		$5.94	$5.56	$4.62	$10.11
Total Return(b):	12.57%		8.35%	24.04%	(52.10)%	18.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,615		$3,355	$5,226	$8,171	$28,728
Average net assets (000)	$2,941		$4,064	$5,769	$18,310	$33,219
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.14%	(d)	2.02%	1.99%	1.90%	1.84%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	.96%	(d)	.95%	1.35%	1.37%	1.13%	(d)

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Inception date of Class F shares.

(f) Less than $.005 per share.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,			March 19, 2007(e) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.17		$5.77	$4.79	$10.48	$8.92
Income (loss) from investment operations:
Net investment income	.04		.07	.07	.14	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.73		.36	1.06	(5.38)	1.45
Total from investment operations	.77		.43	1.13	(5.24)	1.56
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.09)	(.15)	(.11)	-
Distributions from net realized gains	-		-	-	(.34)	-
Total dividends and distributions	(.10)		(.09)	(.15)	(.45)	-
Capital Contributions (Note 6)	-	(f)	.06	-	-	-
Net asset value, end of period	$6.84		$6.17	$5.77	$4.79	$10.48
Total Return(b):	12.66%		8.59%	24.49%	(52.07)%	17.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,203		$10,919	$12,342	$12,621	$34,433
Average net assets (000)	$10,837		$11,216	$11,250	$24,942	$35,182
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.89%	(d)	1.77%	1.74%	1.65%	1.59%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	1.35%	(d)	1.16%	1.56%	1.68%	1.82%	(d)

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Inception date of Class L shares.

(f) Less than $0.005 per share.

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended April 30,		Year Ended October 31,			March 19, 2007(e) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94		$5.56	$4.61	$10.09	$8.63
Income (loss) from investment operations:
Net investment income	.02		.04	.05	.07	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70		.35	1.02	(5.14)	1.38
Total from investment operations	.72		.39	1.07	(5.07)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.12)	(.07)	-
Distributions from net realized gains	-		-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.12)	(.41)	-
Capital Contributions (Note 6)	-	(f)	.06	-	-	-
Net asset value, end of period	$6.59		$5.94	$5.56	$4.61	$10.09
Total Return(b):	12.31%		8.11%	23.82%	(52.22)%	16.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,754		$2,985	$6,622	$11,467	$68,244
Average net assets (000)	$2,387		$4,441	$7,957	$34,319	$76,639
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.39%	(d)	2.27%	2.24%	2.15%	2.09%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	.57%	(d)	.68%	1.09%	.92%	1.41%	(d)

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Inception date of Class M shares.

(f) Less than $0.005 per share.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,			March 19, 2007(e) through October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94		$5.56	$4.61	$10.09	$8.63
Income (loss) from investment operations:
Net investment income	.02		.04	.05	.09	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70		.35	1.02	(5.16)	1.38
Total from investment operations	.72		.39	1.07	(5.07)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.12)	(.07)	-
Distributions from net realized gains	-		-	-	(.34)	-
Total dividends and distributions	(.07)		(.07)	(.12)	(.41)	-
Capital Contributions (Note 6)	-	(f)	.06	-	-	-
Net asset value, end of period	$6.59		$5.94	$5.56	$4.61	$10.09
Total Return(b):	12.31%		8.11%	23.82%	(52.22)%	16.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,529		$3,067	$5,957	$8,597	$25,428
Average net assets (000)	$2,759		$4,020	$6,611	$17,864	$25,351
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.39%	(d)	2.27%	2.24%	2.15%	2.09%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	(d)
Net investment income	.74%	(d)	.66%	1.10%	1.18%	1.30%	(d)

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Inception date of Class X shares.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential International Equity Fund	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.22		$5.82	$4.85	$10.60	$8.62	$6.90
Income (loss) from investment operations:
Net investment income (loss)	.06		.13	.10	.18	.16	.12
Net realized and unrealized gain (loss) oninvestment and foreign currency transactions	.73		.33	1.06	(5.43)	1.97	1.65
Total from investment operations	.79		.46	1.16	(5.25)	2.13	1.77
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.12)	(.19)	(.16)	(.15)	(.05)
Distributions from net realized gains	-		-	-	(.34)	-	-
Total dividends and distributions	(.13)		(.12)	(.19)	(.50)	(.15)	(.05)
Capital Contributions (Note 6)	-	(e)	.06	-	-	-	-
Net asset value, end of period	$6.88		$6.22	$5.82	$4.85	$10.60	$8.62
Total Return(b):	12.92%		8.98%	24.95%	(51.77)%	25.05%	25.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,848		$44,833	$229,771	$169,874	$353,771	$243,572
Average net assets (000)	$47,116		$149,685	$184,038	$285,097	$301,553	$214,969
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	1.15%
Expenses, excluding distribution and service (12b-1) fees	1.39%	(d)	1.27%	1.24%	1.15%	1.09%	1.15%
Net investment income	1.88%	(d)	2.12%	2.05%	2.22%	1.73%	1.48%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

(e) Less than $.005 per share.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential International Equity Fund
Share Class	A	B	C	F	L	M	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEILX	DEIMX	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969826	743969818	743969883

MF190E2    0203248-00001-00

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential International Value Fund

Fund Type International stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential International Value Fund

Prudential International Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.72%; Class B, 2.42%; Class C, 2.42%; Class Z, 1.42%. Net operating expenses: Class A, 1.67%; Class B, 2.42%; Class C, 2.42%; Class Z, 1.42%, after contractual reduction for Class A shares through 2/29/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years
Class A	12.93%	20.78%	10.98%	49.63%
Class B	12.50	19.93	6.86	38.56
Class C	12.48	19.90	6.81	38.64
Class Z	13.06	21.12	12.33	53.25
MSCI EAFE® ND Index	12.71	19.18	7.92	67.46
Lipper Average	12.45	19.68	6.07	57.57

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		6.15%	0.75%	3.48%
Class B		6.54	0.97	3.28
Class C		10.53	1.13	3.29
Class Z		12.69	2.15	4.32
MSCI EAFE® ND Index		10.42	1.30	5.39
Lipper Average		10.79	0.91	4.56

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, in certain circumstances. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

2	Visit our website at www.prudentialfunds.com

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East ND Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Novartis AG, Pharmaceuticals	1.8%
BNP Paribas, Financial—Bank & Trust	1.5
Allianz SE, Insurance	1.5
Royal Dutch Shell PLC (Class B stock), Oil, Gas & Consumable Fuels	1.3
Komatsu Ltd., Machinery & Equipment	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/11
Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	9.1
Financial—Bank & Trust	8.9
Insurance	7.8
Telecommunications	7.1

Industry weightings reflect only long-term investments and are subject to change.

Prudential International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.prudentialfunds.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Value Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,129.30	1.67%	$8.82
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class B	Actual	$1,000.00	$1,125.00	2.42%	$12.75
	Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08

Class C	Actual	$1,000.00	$1,124.80	2.42%	$12.75
	Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08

Class Z	Actual	$1,000.00	$1,130.60	1.42%	$7.50
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential International Value Fund	5

Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS 96.6%

Australia 4.6%
33,100	Bendigo and Adelaide Bank Ltd.	$338,862
21,952	BHP Billiton Ltd.	1,102,737
61,388	BlueScope Steel Ltd.	116,407
12,700	Caltex Australia Ltd.	197,530
82,600	Challenger Ltd.	436,390
71,625	Downer EDI Ltd.	290,479
253,200	Emeco Holdings Ltd.	303,897
121,100	Goodman Fielder Ltd.	142,692
93,200	Metcash Ltd.	414,753
24,000	National Australia Bank Ltd.	712,374
108,400	OneSteel Ltd.	253,079
88,300	Pacific Brands Ltd.	70,653
5,400	Rio Tinto Ltd.	486,594
37,100	Tabcorp Holdings Ltd.	310,275
135,500	Telstra Corp. Ltd.	432,196

		5,608,918

Austria 0.6%
10,700	OMV AG	487,970
5,700	Voestalpine AG	280,504

		768,474

Belgium 0.7%
32,700	AGFA-Gevaert NV*	145,785
7,300	Delhaize Group SA	632,094
4,676	Dexia NV/SA*	18,631

		796,510

Bermuda 0.5%
16,281	Seadrill Ltd.	576,876

Brazil 1.5%
86,410	BM&FBOVESPA SA	648,679
14,217	Embraer SA, ADR	461,768
26,200	Natura Cosmeticos SA	735,272

		1,845,719

See Notes to Financial Statements.

Prudential International Value Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Canada 2.4%
11,370	Canadian National Railway Co.	$881,936
18,500	Canadian Natural Resources Ltd.	870,301

10,011	Cenovus Energy, Inc.	384,929
12,560	Potash Corp. of Saskatchewan, Inc.	708,133

		2,845,299

China 2.4%
136,004	China Life Insurance Co. Ltd. (Class H Stock)	483,336
311,529	China Merchants Bank Co. Ltd. (Class H Stock)	802,264
1,209,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,022,775
167,399	Sinopharm Group Co. (Class H Stock)	579,821

		2,888,196

Denmark 1.8%
7,700	Danske Bank A/S*	185,041
13,600	H. Lundbeck A/S	326,555
10,465	Novo Nordisk A/S (Class B Stock)	1,322,908
8,016	Vestas Wind Systems A/S*	284,654

		2,119,158

Finland 0.5%
34,900	Nokia Oyj	321,525
13,700	Tieto Oyj	252,633

		574,158

France 10.3%
7,696	Air Liquide SA	1,138,527
20,000	AXA SA	448,789
22,513	BNP Paribas	1,781,633
2,600	Casino Guichard Perrachon SA	273,690
2,700	Ciments Francais SA	285,377
36,000	Credit Agricole SA	599,333
9,900	France Telecom SA	232,195
10,933	Lafarge SA	773,642
7,775	LVMH Moet Hennessy Louis Vuitton SA	1,396,310
13,684	Publicis Groupe SA	775,457
3,900	Rallye SA	205,152
4,600	Renault SA*	280,299
13,100	Sanofi-Aventis SA	1,036,125
12,000	SCOR SE	366,585

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
5,600	Societe Generale	$374,578
5,900	Thales SA	260,635
16,400	Total SA	1,049,853
5,100	Valeo SA*	324,779
26,900	Vivendi SA	844,074

		12,447,033

Germany 9.7%
8,700	Adidas AG	647,652
11,300	Allianz SE	1,779,145
3,300	Aurubis AG	195,023
8,700	BASF SE	894,290
7,500	Daimler AG	579,760
22,300	Deutsche Bank AG	1,456,610
12,200	E.ON AG	417,057
13,228	Fresenius Medical Care AG & Co. KGaA	1,039,588
4,300	Hannover Rueckversicherung AG	260,044
100	MTU Aero Engines Holding AG*	7,665
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	445,701
4,200	Rheinmetall AG	376,734
7,300	RWE AG	476,341
20,607	SAP AG	1,327,712
8,800	Siemens AG	1,280,213
12,300	ThyssenKrupp AG	565,948

		11,749,483

Hong Kong 3.0%
314,120	Chaoda Modern Agriculture Holdings Ltd.	195,358
501,917	CNOOC Ltd.	1,238,272
388,800	First Pacific Co. Ltd.	365,458
53,748	Hong Kong Exchanges and Clearing Ltd.	1,226,351
58,100	Kingboard Chemical Holdings Ltd.	318,320
68,200	Yue Yuen Industrial Holdings Ltd.	235,786

		3,579,545

Ireland 0.5%
20,600	Allied Irish Banks PLC*	7,018
29,500	Bank of Ireland*	12,234

See Notes to Financial Statements.

Prudential International Value Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Ireland (cont’d.)
11,200	Covidien PLC	$623,728
15,600	Irish Life & Permanent Group Holdings PLC*	3,610

		646,590

Israel 1.5%
62,300	Bank Hapoalim BM*	326,222
6,200	Elbit Systems Ltd.	350,696
26,014	Teva Pharmaceutical Industries Ltd., ADR	1,189,620

		1,866,538

Italy 2.2%
14,400	Banco Popolare Scarl	42,700
133,500	Enel SpA	951,891
35,100	ENI SpA	938,391
15,200	Finmeccanica SpA	205,323
5,500	Fondiaria-SAI SpA	51,118
292,900	Telecom Italia SpA	441,205

		2,630,628

Japan 15.8%
8,373	Alpine Electronics, Inc.	104,566
15	Alps Electric Co. Ltd.	148
11,400	Aoyama Trading Co. Ltd.	187,623
16,800	Asahi Breweries Ltd.	313,362
16,997	Canon, Inc.	796,260
9,800	Circle K Sunkus Co. Ltd.	150,054
22,500	COMSYS Holdings Corp.	234,667
469	Dai-ichi Life Insurance Co. Ltd. (The)	770,151
3,897	Fanuc Corp.	646,177
73,900	Fukuoka Financial Group, Inc.	304,291
8,700	Fuyo General Lease Co. Ltd.	269,210
21,600	Heiwa Corp.	331,529
12,800	Hitachi Capital Corp.	181,629
9,300	Itochu Techno-Solutions Corp.	325,612
57,894	JX Holdings, Inc.	401,115
141	KDDI Corp.	935,191
16,700	Keihin Corp.	315,615
43,045	Komatsu Ltd.	1,507,092
50,100	Kurabo Industries Ltd.	89,558
20,400	Kyorin Holdings, Inc.	363,410

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
25,600	Kyowa Exeo Corp.	$268,261
99,100	Marubeni Corp.	715,929
8,200	Miraca Holdings, Inc.	310,349
5,900	Mitsubishi Corp.	158,492
191,000	Mitsubishi UFJ Financial Group, Inc.	911,262
25,800	Mitsui & Co. Ltd.	455,472
248,700	Mizuho Financial Group, Inc.	392,450
81,600	Nichirei Corp.	357,123
14,700	Nippon Electric Glass Co. Ltd.	221,637
22,800	Nippon Shokubai Co. Ltd.	295,980
12,300	Nippon Telegraph & Telephone Corp.	567,879
78,700	Nishi-Nippon City Bank Ltd. (The)	221,212
29,400	Nissan Shatai Co. Ltd.	218,919
300	NTT DoCoMo, Inc.	552,179
3,400	Sankyo Co. Ltd.	175,627
49,800	Sankyu, Inc.	227,773
29,400	Seino Holdings Co. Ltd.	219,644
13,500	Shimachu Co. Ltd.	314,221
25,600	Shizuoka Gas Co. Ltd.	151,173
5,200	Sumitomo Bakelite Co. Ltd.	33,271
56,400	Sumitomo Corp.	769,707
17,900	Sumitomo Mitsui Financial Group, Inc.	550,582
14,006	Sumitomo Mitsui Trust Holdings, Inc.	47,656
14,900	Takeda Pharmaceutical Co. Ltd.	720,064
52,600	Toagosei Co. Ltd.	282,729
16,700	Toppan Forms Co. Ltd.	133,205
28,170	Toyota Motor Corp.	1,121,730
18,300	Toyota Tsusho Corp.	302,537
44,900	Yokohama Rubber Co. Ltd. (The)	228,056

		19,152,379

Luxembourg 0.9%
27,900	ArcelorMittal	1,026,492

Mexico 1.1%
9,513	America Movil SAB de CV (Class L Stock), ADR	544,143
249,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	780,425

		1,324,568

See Notes to Financial Statements.

Prudential International Value Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands 3.3%
18,800	Aegon NV*	$149,281
109,700	ING Groep NV, CVA*	1,446,093
19,500	Koninklijke Ahold NV	273,777
8,300	Koninklijke DSM NV	572,265
8,366	Koninklijke Philips Electronics NV	248,074
2,000	Nutreco NV	155,669
12,569	Schlumberger Ltd.	1,128,068

		3,973,227

New Zealand 0.2%
279,800	Air New Zealand Ltd.	251,336

Norway 0.7%
15,500	Cermaq ASA*	319,064
20,700	DnB NOR ASA	336,544
7,300	Statoil ASA	213,576

		869,184

South Korea 1.0%
5,443	Hyundai Motor Co.	1,251,994

Spain 3.0%
28,659	Banco Bilbao Vizcaya Argentaria SA	367,603
19,900	Banco Espanol de Credito SA	186,164
73,500	Banco Santander SA	938,631
20,300	Repsol YPF SA	724,925
53,804	Telefonica SA	1,446,408

		3,663,731

Sweden 2.3%
31,600	Boliden AB	712,281
13,800	Electrolux AB (Class B Stock)	351,026
27,716	Hennes & Mauritz AB (Class B Stock)	979,299
29,100	Meda AB	307,978
5,500	NCC AB (Class B Stock)	147,002
16,500	Svenska Cellulosa AB SCA (Class B Stock)	252,861

		2,750,447

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Switzerland 7.1%
4,500	Baloise Holding AG*	$497,601
14,084	Clariant AG*	292,263
31,900	Credit Suisse Group AG	1,449,698
500	Georg Fischer AG*	326,590
13,633	Julius Baer Group Ltd.*	637,047
3,801	Logitech International SA*	52,643
18,700	Nestle SA	1,160,913
35,667	Novartis AG	2,117,342
4,900	Roche Holding AG	794,763
6,400	Swiss Reinsurance Co. Ltd.*	381,411
1,400	Verwaltungs-und Privat-Bank AG	185,156
2,500	Zurich Financial Services AG*	702,312

		8,597,739

Taiwan 1.2%
32,563	HTC Corp.	1,478,147

Turkey 0.5%
122,100	Turkiye Garanti Bankasi A/S	632,576

United Kingdom 17.3%
53,200	ARM Holdings PLC	551,390
19,100	AstraZeneca PLC	953,915
60,800	Aviva PLC	453,756
86,300	BAE Systems PLC	472,669
85,481	Barclays PLC	403,075
75,157	Beazley PLC	164,329
43,500	Berendsen PLC	377,468
47,644	BG Group PLC	1,220,386
89,600	BP PLC	692,264
28,596	British American Tobacco PLC	1,247,146
209,100	BT Group PLC	683,867
22,573	Carnival PLC	910,566
30,500	Cookson Group PLC*	364,514
29,400	Dairy Crest Group PLC	197,414
42,000	Drax Group PLC	308,609
104,100	DS Smith PLC	377,151
30,100	GlaxoSmithKline PLC	656,370
98,900	Home Retail Group PLC	363,268
55,000	Intermediate Capital Group PLC	303,167
184,203	Kingfisher PLC	844,587

See Notes to Financial Statements.

Prudential International Value Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
234,900	Legal & General Group PLC	$481,822
123,600	Logica PLC	278,300
48,900	Marston’s PLC	88,541
12,000	Melrose PLC	70,976
8,700	NEXT PLC	325,080
95,298	Northern Foods PLC	115,804
163,200	Old Mutual PLC	378,914
33,134	Pearson PLC	637,022
16,491	Reckitt Benckiser Group PLC	915,616
42,000	Royal Dutch Shell PLC (Class B Stock)	1,632,491
100,287	RSA Insurance Group PLC	230,499
14,457	SABMiller PLC	539,590
33,097	Standard Chartered PLC	917,150
185,779	Tesco PLC	1,252,274
56,900	Thomas Cook Group PLC	162,808
50,700	Tullett Prebon PLC	356,106
194,300	Vodafone Group PLC	556,923
84,500	WM Morrison Supermarkets PLC	416,092

		20,901,919

United States
810	Southern Copper Corp.	30,343

	Total common stocks (cost $91,482,827)	116,847,207

PREFERRED STOCK 1.2%

Germany
7,562	Volkswagen AG (PRFC Shares) (cost $692,638)	1,489,663

	Total long-term investments (cost $92,175,465)	118,336,870

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 0.9%

Affiliated Money Market Mutual Fund
1,071,945	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,071,945)(a)	$1,071,945

	Total Investments 98.7% (cost $93,247,410; Note 5)	119,408,815
	Other assets in excess of liabilities(b) 1.3%	1,538,909

	Net Assets 100%	$120,947,724

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen

PRFC—Preference Shares

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Other assets in excess of liabilities includes net unrealized appreciation/(depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	20,405	$1,678,089	$1,768,483	$90,394
Expiring 05/24/11	State Street Bank	MXN	2,495	207,007	216,191	9,184

				$1,885,096	$1,984,674	$99,578

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	35,168	$2,811,118	$3,047,944	$(236,826)

See Notes to Financial Statements.

Prudential International Value Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$5,608,918	$—	$—
Austria	768,474	—	—
Belgium	796,510	—	—
Bermuda	576,876	—	—
Brazil	1,845,719	—	—
Canada	2,845,299	—	—
China	2,888,196	—	—
Denmark	2,119,158	—	—
Finland	574,158	—	—
France	12,447,033	—	—
Germany	11,749,483	—	—
Hong Kong	3,579,545	—	—
Ireland	646,590	—	—
Israel	1,866,538	—	—
Italy	2,630,628	—	—
Japan	19,152,379	—	—
Luxembourg	1,026,492	—	—
Mexico	1,324,568	—	—
Netherlands	3,973,227	—	—
New Zealand	251,336	—	—

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Level 1	Level 2	Level 3
Common Stocks (continued):
Norway	$869,184	$—	$—
South Korea	1,251,994	—	—
Spain	3,663,731	—	—
Sweden	2,750,447	—	—
Switzerland	8,597,739	—	—
Taiwan	1,478,147	—	—
Turkey	632,576	—	—
United Kingdom	20,901,919	—	—
United States	30,343	—	—
Preferred Stock—Germany	1,489,663	—	—
Affiliated Money Market Mutual Fund	1,071,945	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(137,248)	—

Total	$119,408,815	$(137,248)	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	9.1
Financial—Bank & Trust	8.9
Insurance	7.8
Telecommunications	7.1
Food & Beverage	5.6
Banks	3.9
Metals & Mining	3.9
Chemicals	3.6
Retail & Merchandising	3.5
Diversified Financial Services	2.6
Automobile Manufacturers	2.6
Machinery & Equipment	2.0
Distribution/Wholesale	1.9
Computer Services & Software	1.8
Holding Companies—Diversified	1.8
Entertainment & Leisure	1.5
Miscellaneous Manufacturing	1.5
Utilities	1.5
Auto Manufacturers	1.4
Media & Entertainment	1.2

See Notes to Financial Statements.

Prudential International Value Fund	17

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Industry (cont’d.)
Transportation	1.2%
Automotive Parts	1.1
Tobacco	1.0
Affiliated Money Market Mutual Fund	0.9
Healthcare Providers & Services	0.9
Consumer Products & Services	0.9
Building Materials	0.8
Apparel	0.8
Aerospace	0.8
Engineering & Construction	0.7
Electronic Components & Equipment	0.7
Aerospace/Defense	0.7
Office Equipment	0.7
Commercial Services	0.6
Advertising	0.6
Cosmetics/Personal Care	0.6
Forest & Paper Products	0.5
Healthcare Products	0.5
Semiconductors	0.5
Financial Services	0.4
Home Furnishings	0.3
Commercial Banks	0.2
Airlines	0.2
Oil, Gas And Consumable Fuels	0.2

98.7
Other assets in excess of liabilities	1.3

100.0%

The Series invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments were equity risk and foreign exchange risk.

The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$99,578	Unrealized depreciation on foreign currency forward contracts	$236,826

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	—	$(646,501)	$(646,501)
Equity contracts	$(65,360)	—	(65,360)

Total	$(65,360)	$(646,501)	$(711,861)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	—	$490,902	$490,902
Equity contracts	$(80,624)	—	(80,624)

Total	$(80,624)	$490,902	$410,278

For the six months ended April 30, 2011, the Series’ average volume of derivative activities are as follows:

Forward Currency Contracts-Purchased (Value at Settlement Date Payable)	Forward Currency Contracts-Sold (Value at Settlement Date Receivable)
$3,969,238	$5,380,208

See Notes to Financial Statements.

Prudential International Value Fund	19

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $92,175,465)	$118,336,870
Affiliated Investments (cost $1,071,945)	1,071,945
Foreign currency, at value (cost $1,040,299)	1,079,787
Dividends and interest receivable	1,061,088
Receivable for Fund shares sold	184,149
Unrealized appreciation on foreign currency forward contracts	99,578
Receivable for investments sold	69,454
Prepaid expenses	1,164

Total assets	121,904,035

Liabilities
Payable for investments purchased	341,331
Unrealized depreciation on foreign currency forward contracts	236,826
Accrued expenses	100,015
Advisory fee payable	95,860
Payable for Fund shares redeemed	74,782
Payable to custodian	57,408
Affiliated transfer agent fee payable	31,528
Distribution fee payable	18,561

Total liabilities	956,311

Net Assets	$120,947,724

Net assets were comprised of:
Common stock, at par value	$53,284
Paid-in capital in excess of par	112,205,602

112,258,886
Undistributed net investment income	1,251,710
Accumulated net realized loss on investments and foreign currency transactions	(18,705,445)
Net unrealized appreciation on investments and foreign currencies	26,142,573

Net Assets, April 30, 2011	$120,947,724

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($49,216,727 ÷ 2,166,264 shares of common stock issued and outstanding)	$22.72
Maximum sales charge (5.5% of offering price)	1.32

Offering price per share	$24.04

Class B:
Net asset value, offering price and redemption price per share ($2,929,812 ÷ 134,705 shares of common stock issued and outstanding)	$21.75

Class C:
Net asset value, offering price and redemption price per share ($7,459,958 ÷ 342,451 shares of common stock issued and outstanding)	$21.78

Class Z:
Net asset value, offering price and redemption price per share ($61,341,227 ÷ 2,685,008 shares of common stock issued and outstanding)	$22.85

See Notes to Financial Statements.

Prudential International Value Fund	21

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding taxes of $153,818)	$1,876,700
Affiliated dividend income	2,906

Total income	1,879,606

Expenses
Advisory fee	803,007
Distribution fee—Class A	57,288
Distribution fee—Class B	14,740
Distribution fee—Class C	34,556
Transfer agent’s fee and expenses (including affiliated expense of $96,000)	126,000
Custodian’s fees and expenses	104,000
Registration fees	25,000
Legal fees and expenses	18,000
Reports to shareholders	18,000
Audit fees	14,000
Directors’ fees	7,000
Insurance fees	2,000
Interest expense (Note 7)	643
Miscellaneous	23,577

Total expenses	1,247,811

Net investment income	631,795

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (Note 8)	12,134,958
Foreign currency transactions	(628,980)

11,505,978

Net change in unrealized appreciation (depreciation) on:
Investments	7,321,559
Foreign currencies	534,571

7,856,130

Net gain on investments and foreign currencies	19,362,108

Net Increase In Net Assets Resulting From Operations	$19,993,903

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$631,795	$2,522,160
Net realized gain (loss) on investment and foreign currency transactions	11,505,978	(654,388)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,856,130	19,531,537

Net increase in net assets resulting from operations	19,993,903	21,399,309

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(376,129)	(304,699)
Class B	(5,738)	(1,944)
Class C	(12,666)	(3,666)
Class Z	(1,693,194)	(1,196,167)

	(2,087,727)	(1,506,476)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,441,787	37,559,143
Net asset value of shares issued in reinvestment of dividends and distributions	2,073,597	1,495,770
Cost of shares reacquired	(132,012,544)	(38,267,943)

Net increase (decrease) in net assets from Series share transactions	(111,497,160)	786,970

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	329,878

Total increase (decrease)	(93,590,984)	21,009,681

Net Assets
Beginning of period	214,538,708	193,529,027

End of period(a)	$120,947,724	$214,538,708

(a) Includes undistributed net investment income of:	$1,251,710	$2,707,642

See Notes to Financial Statements.

Prudential International Value Fund	23

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end diversified management investment company and currently consists of three series: Prudential International Value Fund (the “Series”), Prudential International Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to Prudential International Value Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of

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securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at fair value.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion

Prudential International Value Fund	25

Notes to Financial Statements

(Unaudited) continued

of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Series and the counterparty permits the Series to offset

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amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory

Prudential International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, 0.95% of the next $700 million of average daily net assets and 0.90% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2011 was 1.00%.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2011, PIMS contractually agreed to limit such fee to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $21,507 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2011, it received $2,413 and $64 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

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PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2011 were $24,732,765 and $134,954,863, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2011 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$94,786,344	$29,790,962	$(5,168,491)	$24,622,471

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and mark-to-market of open passive foreign investment companies as of the most recent fiscal year end.

At October 31, 2010, for federal income tax purposes, the Series had a capital loss carryforward of approximately $28,672,000 of which $334,000 expires in 2011, $1,475,000 expires in 2016, $25,886,000 expires in 2017 and $977,000 expires in 2018. As of October 31, 2010, approximately $1,156,000 of the capital loss carryforward was written off due to expiration. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company

Prudential International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Modernization Act of 2010, the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Series. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 250 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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For the year ended October 31, 2010, the Series received $329,878 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Series’ Statement of Changes in Net Assets. The Series was not involved in the proceedings or the calculation of the payment.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	105,718	$2,220,567
Shares issued in reinvestment of dividends and distributions	18,196	363,554
Shares reacquired	(221,782)	(4,647,199)

Net increase (decrease) in shares outstanding before conversion	(97,868)	(2,063,078)
Shares issued upon conversion from Class B	17,094	355,035

Net increase (decrease) in shares outstanding	(80,774)	$(1,708,043)

Year ended October 31, 2010:
Shares sold	250,295	$4,667,067
Shares issued in reinvestment of dividends and distributions	15,329	295,084
Shares reacquired	(527,727)	(9,884,143)

Net increase (decrease) in shares outstanding before conversion	(262,103)	(4,921,992)
Shares issued upon conversion from Class B	18,751	346,361

Net increase (decrease) in shares outstanding	(243,352)	$(4,575,631)

Class B
Six months ended April 30, 2011:
Shares sold	6,986	$139,760
Shares issued in reinvestment of dividends and distributions	281	5,390
Shares reacquired	(14,408)	(290,167)

Net increase (decrease) in shares outstanding before conversion	(7,141)	(145,017)
Shares reacquired upon conversion into Class A	(17,830)	(355,035)

Net increase (decrease) in shares outstanding	(24,971)	$(500,052)

Year ended October 31, 2010:
Shares sold	25,281	$452,751
Shares issued in reinvestment of dividends and distributions	98	1,815
Shares reacquired	(63,830)	(1,130,992)

Net increase (decrease) in shares outstanding before conversion	(38,451)	(676,426)
Shares reacquired upon conversion into Class A	(19,560)	(346,361)

Net increase (decrease) in shares outstanding	(58,011)	$(1,022,787)

Prudential International Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2011:
Shares sold	22,464	$457,266
Shares issued in reinvestment of dividends and distributions	649	12,462
Shares reacquired	(32,611)	(658,395)

Net increase (decrease) in shares outstanding	(9,498)	$(188,667)

Year ended October 31, 2010:
Shares sold	28,606	$505,699
Shares issued in reinvestment of dividends and distributions	193	3,567
Shares reacquired	(101,874)	(1,808,306)

Net increase (decrease) in shares outstanding	(73,075)	$(1,299,040)

Class Z
Six months ended April 30, 2011:
Shares sold	754,125	$15,624,194
Shares issued in reinvestment of dividends and distributions	84,356	1,692,191
Shares reacquired	(5,941,852)	(126,416,783)

Net increase (decrease) in shares outstanding	(5,103,371)	$(109,100,398)

Year ended October 31, 2010:
Shares sold	1,740,604	$31,933,626
Shares issued in reinvestment of dividends and distributions	61,869	1,195,304
Shares reacquired	(1,357,924)	(25,444,502)

Net increase (decrease) in shares outstanding	444,549	$7,684,428

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these is contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The Series utilized the line of credit during the six months ended April 30, 2011. The average daily balance for the 12 days the Series had loans outstanding during the period was approximately $1,277,000, borrowed at a weighted average interest rate of 1.51%. At April 30, 2011, the Series did not have an outstanding loan amount.

Note 8. In-Kind Redemption

During the six months ended April 30, 2011, the Series settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $112,688,510. The Series realized a gain of $8,016,394 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain (loss) on investment and foreign currency transactions”. Such gain is excluded from calculation of the Series’ taxable gain for federal income tax purposes.

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential International Value Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.29		$18.45	$15.28	$34.10	$27.12	$21.88
Income (loss) from investment operations:
Net investment income	.12		.22	.20	.44	.51	.45
Net realized and unrealized gain (loss) on investments	2.48		1.71	3.59	(14.93)	7.85	5.61
Total from investment operations	2.60		1.93	3.79	(14.49)	8.36	6.06
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.12)	(.62)	(.38)	(.03)	(.50)
Distributions from net realized gains	-		-	-	(3.95)	(1.35)	(.32)
Total dividends and distributions	(.17)		(.12)	(.62)	(4.33)	(1.38)	(.82)
Capital Contributions (Note 6)	-		.03	-	-	-	-
Net asset value, end of period	$22.72		$20.29	$18.45	$15.28	$34.10	$27.12
Total Return(a):	12.93%		10.68%	26.03%	(48.33)%	32.15%	28.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,217		$45,598	$45,945	$40,580	$91,221	$73,289
Average net assets (000)	$46,211		$44,626	$39,582	$71,618	$84,344	$67,590
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.67%	(e)	1.66%	1.65%	1.56%	1.57%	1.65%
Expenses, excluding distribution and service (12b-1) fees	1.42%	(e)	1.41%	1.40%	1.31%	1.32%	1.40%
Net investment income	1.19%	(e)	1.17%	1.30%	1.79%	1.74%	1.83%
For Class A, B, C and Z shares:
Portfolio turnover rate	16%	(f)	40%	40%	27%	44%	48%

(a) These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.37		$17.64	$14.58	$32.73	$26.24	$21.19
Income (loss) from investment operations:
Net investment income	.04		.08	.08	.24	.24	.19
Net realized and unrealized gain (loss) on investments	2.38		1.63	3.45	(14.29)	7.60	5.49
Total from investment operations	2.42		1.71	3.53	(14.05)	7.84	5.68
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.01)	(.47)	(.15)	-	(.31)
Distributions from net realized gains	-		-	-	(3.95)	(1.35)	(.32)
Total dividends and distributions	(.04)		(.01)	(.47)	(4.10)	(1.35)	(.63)
Capital Contributions (Note 6)	-		.03	-	-	-	-
Net asset value, end of period	$21.75		$19.37	$17.64	$14.58	$32.73	$26.24
Total Return(a):	12.50%		9.86%	25.11%	(48.74)%	31.17%	27.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,930		$3,093	$3,839	$5,143	$16,279	$19,141
Average net assets (000)	$2,972		$3,314	$3,985	$10,730	$16,627	$19,346
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.42%	(d)	2.41%	2.40%	2.31%	2.32%	2.40%
Expenses, excluding distribution and service (12b-1) fees	1.42%	(d)	1.41%	1.40%	1.31%	1.32%	1.40%
Net investment income	.37%	(d)	.43%	.58%	1.01%	.84%	.78%

(a) These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.40		$17.66	$14.60	$32.77	$26.27	$21.21
Income (loss) from investment operations:
Net investment income	.04		.07	.08	.24	.27	.23
Net realized and unrealized gain (loss) on investments	2.38		1.65	3.45	(14.31)	7.58	5.46
Total from investment operations	2.42		1.72	3.53	(14.07)	7.85	5.69
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.01)	(.47)	(.15)	-	(.31)
Distributions from net realized gains	-		-	-	(3.95)	(1.35)	(.32)
Total dividends and distributions	(.04)		(.01)	(.47)	(4.10)	(1.35)	(.63)
Capital Contributions (Note 6)	-		.03	-	-	-	-
Net asset value, end of period	$21.78		$19.40	$17.66	$14.60	$32.77	$26.27
Total Return(a):	12.48%		9.91%	25.08%	(48.74)%	31.17%	27.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,460		$6,828	$7,507	$7,355	$17,938	$15,962
Average net assets (000)	$6,968		$6,760	$6,807	$13,571	$16,297	$14,909
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.42%	(d)	2.41%	2.40%	2.31%	2.32%	2.40%
Expenses, excluding distribution and service (12b-1) fees	1.42%	(d)	1.41%	1.40%	1.31%	1.32%	1.40%
Net investment income	.44%	(d)	.42%	.58%	1.04%	.94%	.98%

(a) These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.42		$18.55	$15.37	$34.30	$27.26	$22.02
Income (loss) from investment operations:
Net investment income	.07		.26	.24	.50	.60	.28
Net realized and unrealized gain (loss) on investments	2.58		1.74	3.62	(15.02)	7.89	5.84
Total from investment operations	2.65		2.00	3.86	(14.52)	8.49	6.12
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.16)	(.68)	(.46)	(.10)	(.56)
Distributions from net realized gains	-		-	-	(3.95)	(1.35)	(.32)
Total dividends and distributions	(.22)		(.16)	(.68)	(4.41)	(1.45)	(.88)
Capital Contributions (Note 6)	-		.03	-	-	-	-
Net asset value, end of period	$22.85		$20.42	$18.55	$15.37	$34.30	$27.26
Total Return(a):	13.11%		11.01%	26.41%	(48.23)%	32.50%	28.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,341		$159,020	$136,238	$115,710	$234,828	$177,008
Average net assets (000)	$105,781		$139,023	$115,310	$186,380	$206,798	$170,067
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.42%	(d)	1.41%	1.40%	1.31%	1.32%	1.40%
Expenses, excluding distribution and service (12b-1) fees	1.42%	(d)	1.41%	1.40%	1.31%	1.32%	1.40%
Net investment income	.64%	(d)	1.41%	1.58%	2.06%	2.02%	1.13%

(a) These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential International Value Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	155 North Wacker Drive 46th Floor Chicago, IL 60606 2300 North Ridgetop Road Santa Fe, NM 87506

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0203245-00001-00

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Emerging Markets Debt Local Currency Fund

Fund Type Emerging market bond Objective Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing performance from the Fund’s inception in late March 2011 through April 30, 2011. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Emerging Markets Debt Local Currency Fund

Prudential Emerging Markets Debt Local Currency Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 3.38%; Class C, 4.08%; Class Q, 2.95%; Class Z, 3.08%. Net operating expenses: Class A, 1.30%; Class C, 2.05%; Class Q, 1.05%; Class Z, 1.05%, after contractual reduction through 3/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
Since Inception
Class A	3.08%
Class C	3.10
Class Q	3.16
Class Z	3.16
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	5.61
Lipper Average	2.62

Average Annual Total Returns (With Sales Charges) as of 3/31/11
Since Inception
Class A	N/A
Class C	N/A
Class Q	N/A
Class Z	N/A
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	N/A
Lipper Average	N/A

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The performance data featured represents past performance for a period of less than one year. While past performance is never an indication of future results, short periods of performance may be particularly unrepresentative of long-term performance for certain types of funds.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% a 12b-1 fee of up to 0.30%, annually, and all investors who purchase

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Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a CDSC or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

The JP Morgan GBI-EM Global Diversified Index (GBI-EM Global Diversified), an unmanaged index, is a comprehensive Emerging Markets debt benchmark that tracks local currency bonds issued by Emerging Market governments.

Lipper Emerging Markets Debt Funds Average

The Lipper Emerging Markets Debt Funds Average are Funds that seek either current income or total return by investing at least 65% of total asset in emerging market debt securities, where “emerging market” is defined by a county’s GNP per capita or other economic measure.

Investors cannot invest directly in an index or average. The returns for the JPM GBI EM Global Diversified Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/11
	Total Distributions Paid during the Period	30-Day SEC Yield
Class A	$0.05	5.35%
Class C	0.04	4.46
Class Q	0.04	5.31
Class Z	0.04	5.19

Five Largest Issues expressed as a percentage of net assets as of 4/30/11
Brazil Notas do Tesouro Nacional, Notes, Ser. NTN-F, 10.000%, 01/01/13	5.9%
Turkey Government Bond, 8.770%, 08/08/12	5.7
Poland Government Bond, Ser. 0415, 5.500%, 04/25/15	4.6
South Africa Government Bond, Ser. R186, 10.500%, 12/21/26	3.9
Poland Government Bond, Ser. 1019, 5.500%, 10/25/19	3.3

Issues reflect only long-term investments and are subject to change.

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/11
A	23.5%
Baa	40.8
Ba	15.0
B	1.2
Not Rated	16.7
Total Investments	97.2
Other assets in excess of liabilities	2.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Emerging Markets Debt Local Currency Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,030.80	1.30%	$1.16
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual**	$1,000.00	$1,031.00	2.05%	$1.83
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual**	$1,000.00	$1,031.60	1.05%	$0.94
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class Z	Actual**	$1,000.00	$1,031.60	1.05%	$0.94
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 32 day period ended April 30, 2011 due to the Class’s inception date of March 30, 2011.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

LONG-TERM INVESTMENTS 95.3%
FOREIGN BONDS

Argentina 2.2%
Argentina Bonos(a)	NR	2.000%	09/30/14	ARS	742	$260,712
Republic of Argentina, Sr. Unsec’d. Notes	B(b)	7.000	10/03/15		$325	307,992

						568,704

Brazil 14.6%
Brazil Notas Do Tesouro Nacional, Notes,
Ser. NTN-F	Baa3	10.000	01/01/12	BRL	1,180	738,331
Ser. NTN-F	Baa3	10.000	01/01/13	BRL	2,500	1,526,770
Ser. NTN-F	Baa3	10.000	01/01/14	BRL	865	517,285
Ser. NTN-F	NR	10.000	01/01/15	BRL	775	454,318
Ser. NTN-F	Baa3	10.000	01/01/17	BRL	625	356,664
Ser. NTN-F	Baa3	10.000	01/01/21	BRL	350	191,813

						3,785,181

Colombia 4.4%
Colombia Government International Bond, Sr. Unsec’d. Notes	Ba1	7.750	04/14/21	COP	800,000	502,019
Colombia Government International Bond, Sr. Unsec’d. Notes	Ba1	12.000	10/22/15	COP	700,000	508,688
Republic of Colombia, Sr. Unsec’d. Notes	Ba1	9.850	06/28/27	COP	180,000	127,558

						1,138,265

Hungary 7.3%
Hungary Government Bond,
Ser. 12/B	Baa3	7.250	06/12/12	HUF	96,950	550,415
Ser. 15/A	Baa3	8.000	02/12/15	HUF	75,700	443,291
Ser. 17/B	Baa3	6.750	02/24/17	HUF	102,730	573,139
Ser. 19/A	Baa3	6.500	06/24/19	HUF	58,990	320,367

						1,887,212

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Indonesia 9.2%
Indonesia Treasury Bond, Sr. Unsec’d. Notes
Ser. FR36	Ba1	11.500%	09/15/19	IDR	3,500,000	$503,861
Ser. FR40	Ba1	11.000	09/15/25	IDR	2,700,000	381,033
Ser. FR50	Ba1	10.500	07/15/38	IDR	1,000,000	129,625
Ser. FR53	Ba1	8.250	07/15/21	IDR	3,000,000	360,196
Ser. FR54	Ba1	9.500	07/15/31	IDR	3,000,000	363,684
Ser. FR55	Ba1	7.375	09/15/16	IDR	5,500,000	653,737

						2,392,136

Malaysia 5.3%
Malaysia Government Bond,
Ser. 0111	A3	4.160	07/15/21	MYR	1,500	510,665
Ser. 1/06	A3	4.262	09/15/16	MYR	2,200	767,018
Sr. Unsec’d. Notes,
Ser. 0311	NR	4.392	04/15/26	MYR	250	84,956

						1,362,639

Mexico 8.5%
Mexican Bonos, Bonds,
Ser. M 10	Baa1	7.750	12/14/17	MXN	2,800	254,565
Ser. M 10	Baa1	8.000	12/17/15	MXN	7,000	643,163
Ser. M 20	Baa1	8.500	05/31/29	MXN	1,400	128,926
Ser. M 30	Baa1	8.500	11/18/38	MXN	8,950	808,860
Ser. MI10	Baa1	9.500	12/18/14	MXN	3,900	375,036

						2,210,550

Peru 1.9%
Peruvian Government International Bond Sr. Unsec’d. Notes,	Baa3	7.840	08/12/20	PEN	560	207,496
Peruvian Government International Bond Sr. Unsec’d. Notes,	Baa3	8.200	08/12/26	PEN	720	270,194

						477,690

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Poland 7.9%
Poland Government Bond,
Ser. 0415	A2	5.500%	04/25/15	PLN	3,195	$1,197,730
Ser. 1019	A2	5.500	10/25/19	PLN	2,355	852,918

						2,050,648

Russia 5.2%
Rushydro JSC Via Rushydro Finance Ltd., Sec’d. Notes, Ser. E, MTN	Ba1	7.875	10/28/15	RUB	10,000	364,957
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sec’d. Notes	Baa1	7.500	03/25/13	RUB	16,100	601,171
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	Baa1	7.850	03/10/18	RUB	10,000	387,767

						1,353,895

South Africa 10.7%
South Africa Government Bond, Ser. R157	A3	13.500	09/15/15	ZAR	3,300	609,728
Ser. R186	A3	10.500	12/21/26	ZAR	5,775	1,018,872
Ser. R203	A3	8.250	09/15/17	ZAR	2,600	397,307
Ser. R208	A3	6.750	03/31/21	ZAR	5,000	675,998
Ser. R209	A3	6.250	03/31/36	ZAR	565	63,884

						2,765,789

Thailand 6.4%
Thailand Government Bond, Sr. Unsec’d. Notes,	Baa1	3.875	06/13/19	THB	20,000	686,537
Thailand Government Bond, Sr. Unsec’d. Notes,	Baa1	4.125	11/18/16	THB	20,000	691,575
Thailand Government Bond, Sr. Unsec’d. Notes,	Baa1	5.670	03/13/28	THB	7,000	281,258

						1,659,370

Turkey 8.5%
Turkey Government Bond	NR	8.000	10/09/13	TRY	380	245,089
Turkey Government Bond(c)	NR	8.770	08/08/12	TRY	2,500	1,478,189
Turkey Government Bond	NR	10.500	01/15/20	TRY	460	327,988
Turkey Government Bond	NR	11.000	08/06/14	TRY	225	156,183

						2,207,449

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Ukraine 1.0%
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	$230	$253,287

Venezuela 2.2%
Petroleos de Venezuela SA (Venezuela) Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	750	565,500

Total long-term investments (cost $24,149,335)					24,678,315

				Shares
SHORT-TERM INVESTMENT 1.9%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(d) (cost $495,749)				495,749	495,749

Total Investments 97.2% (cost $24,645,084; Note 5)					25,174,064
Other assets in excess of liabilities(e) 2.8%					715,957

Net Assets 100.0%					$25,890,021

The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

BRL—Brazilian Real

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NR—Not Rated by Moody’s or Standard & Poor’s

See Notes to Financial Statements.

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PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Rouble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	Represents zero coupon bond. Rate shown reflects the effective yield at April 30, 2011.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real expiring 06/02/11	Morgan Stanley & Co., Inc.	BRL	101,411	$63,000	$64,334	$1,334
expiring 06/02/11	Citibank NA	BRL	80,200	50,000	50,878	878
expiring 06/02/11	Morgan Stanley & Co., Inc.	BRL	48,268	30,300	30,621	321
Chilean Peso expiring 06/08/11	Morgan Stanley & Co., Inc.	CLP	35,831,505	75,300	77,449	2,149
expiring 06/08/11	Citibank NA	CLP	29,695,050	63,000	64,185	1,185
expiring 06/08/11	Citibank NA	CLP	14,958,720	31,800	32,333	533
expiring 06/08/11	Citibank NA	CLP	14,691,365	31,700	31,755	55
expiring 06/08/11	Citibank NA	CLP	47,168,460	101,700	101,954	254
Colombian Peso expiring 12/06/11	Morgan Stanley & Co., Inc.	COP	114,871,000	62,600	64,597	1,997
expiring 12/06/11	Citibank NA	COP	229,116,000	125,200	128,843	3,643
expiring 12/06/11	Citibank NA	COP	90,728,300	50,500	51,021	521
Euro expiring 05/26/11	Citibank NA	EUR	35,000	50,901	51,802	901
expiring 05/26/11	Citibank NA	EUR	35,000	50,988	51,802	814
expiring 05/26/11	Citibank NA	EUR	15,000	21,846	22,201	355

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Hungarian Forint expiring 05/24/11	Citibank NA	HUF	12,150,967	$64,224	$67,941	$3,717
Indonesian Rupiah expiring 06/30/11	Morgan Stanley & Co., Inc.	IDR	1,414,294,800	162,600	163,294	694
expiring 06/30/11	Morgan Stanley & Co., Inc.	IDR	1,789,033,600	206,300	206,562	262
Indian Rupee expiring 06/29/11	Citibank NA	INR	2,254,500	50,000	50,350	350
expiring 06/29/11	Morgan Stanley & Co., Inc.	INR	5,609,850	125,500	125,286	(214)
expiring 06/29/11	Morgan Stanley & Co., Inc.	INR	6,401,314	142,600	142,962	362
Malaysian Ringgit
expiring 07/11/11	UBS AG	MYR	4,094,550	1,350,000	1,375,069	25,069
expiring 07/11/11	Morgan Stanley & Co., Inc.	MYR	773,313	255,000	259,701	4,701
expiring 06/01/11	Citibank NA	MYR	377,375	125,000	127,092	2,092
expiring 07/11/11	Citibank NA	MYR	94,625	31,700	31,778	78
expiring 07/11/11	Morgan Stanley & Co., Inc.	MYR	226,847	76,200	76,182	(18)
Mexican Peso
expiring 05/20/11	Citibank NA	MXN	8,663,057	736,053	751,153	15,100
Peruvian Nuevo Sol expiring 05/19/11	Morgan Stanley & Co., Inc.	PEN	183,723	65,000	64,864	(136)
Philippine Peso expiring 06/03/11	Morgan Stanley & Co., Inc.	PHP	5,648,076	130,200	131,687	1,487
expiring 06/03/11	Citibank NA	PHP	9,865,488	228,500	230,018	1,518
expiring 06/03/11	Citibank NA	PHP	2,783,950	65,000	64,909	(91)
Polish Zloty expiring 04/16/12	Morgan Stanley & Co., Inc.	PLN	1,508,455	533,400	548,681	15,281
expiring 05/24/11	Citibank NA	PLN	206,050	76,000	77,426	1,426
expiring 05/24/11	Citibank NA	PLN	1,570,820	581,204	590,258	9,054
expiring 05/24/11	Citibank NA	PLN	140,580	52,553	52,825	272
expiring 05/24/11	Citibank NA	PLN	213,535	80,000	80,239	239
Russian Rouble expiring 07/08/11	Morgan Stanley & Co., Inc.	RUB	19,936,764	698,800	722,928	24,128
Singapore Dollar
expiring 05/23/11	Citibank NA	SGD	317,159	255,232	259,103	3,871

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
South African Rand
expiring 05/27/11	Citibank NA	ZAR	374,157	$55,387	$56,759	$1,372
expiring 05/31/11	Citibank NA	ZAR	438,614	65,000	66,498	1,498
South Korean Won expiring 07/05/11	Morgan Stanley & Co., Inc.	KRW	68,937,500	62,500	64,036	1,536
expiring 07/05/11	Morgan Stanley & Co., Inc.	KRW	68,483,148	62,600	63,614	1,014
expiring 07/05/11	Morgan Stanley & Co., Inc.	KRW	68,355,540	62,700	63,495	795
Thai Baht
expiring 06/01/11	Citibank NA	THB	3,798,795	126,500	126,992	492
expiring 06/01/11	Citibank NA	THB	21,367,742	710,600	714,312	3,712
Turkish Lira
expiring 05/27/11	Citibank NA	TRY	1,166,229	760,849	763,110	2,261

				$8,806,037	$8,942,899	$136,862

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold:
Brazilian Real expiring 06/02/11	Morgan Stanley & Co., Inc.	BRL	823,500	$500,000	$522,418	$(22,418)
Colombian Peso
expiring 05/09/11	Citibank NA	COP	181,788,750	101,700	102,781	(1,081)
Euro
expiring 05/25/11	Citibank NA	EUR	485,049	708,781	717,917	(9,136)
expiring 05/26/11	Citibank NA	EUR	35,000	50,994	51,802	(808)
expiring 05/26/11	Citibank NA	EUR	40,000	58,283	59,202	(919)
Indonesian Rupiah expiring 06/30/11	Morgan Stanley & Co., Inc.	IDR	1,547,891,390	177,700	178,720	(1,020)
Peruvian Nuevo Sol
expiring 10/05/11	UBS AG	PEN	228,744	81,000	79,959	1,041
Philippine Peso
expiring 06/03/11	Citibank NA	PHP	8,241,650	191,000	192,158	(1,158)
Polish Zloty
expiring 05/24/11	Citibank NA	PLN	296,331	105,235	111,351	(6,116)
expiring 05/24/11	Citibank NA	PLN	213,248	80,000	80,131	(131)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Turkish Lira
expiring 05/27/11	Citibank NA	TRY	116,060	$76,000	$75,943	$57
expiring 05/27/11	Citibank NA	TRY	97,102	63,300	63,538	(238)
expiring 05/27/11	Morgan Stanley & Co., Inc.	TRY	160,447	105,000	105,042	(42)

				$2,298,993	$2,340,962	(41,969)

						$94,893

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Argentina	$—	$568,704	$—
Brazil	—	3,785,181	—
Columbia	—	1,138,265	—
Hungary	—	1,887,212	—
Indonesia	—	2,392,136	—
Malaysia	—	1,362,639	—
Mexico	—	2,210,550	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Foreign Bonds (continued):
Peru	$—	$477,690	$—
Poland	—	2,050,648	—
Russia	—	1,353,895	—
South Africa	—	2,765,789	—
Thailand	—	1,659,370	—
Turkey	—	2,207,449	—
Ukraine	—	253,287	—
Venezuela	—	565,500	—
Affiliated Money Market Mutual Fund	495,749	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	94,893	—

Total	$495,749	$24,773,208	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2011 was as follows:

Foreign Government Obligations	87.2%
Foreign Agencies	6.9
Affiliated Money Market Mutual Fund	1.9
Sovereign	1.2

97.2
Other assets in excess of liabilities	2.8

100.0%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$138,419	Unrealized depreciation on forward foreign currency contracts	$43,526

The effects of derivative instruments on the Statement of Operations for the period March 30, 2011* through April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Foreign exchange contracts	$175,349

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Foreign exchange contracts	$94,893

*	Commencement of operations.

As of April 30, 2011, the Series’ volume of derivative activities is as follows:

Forward Currency Contracts - Purchased (Value at Settlement Date Payable)	Forward Currency Contracts - Sold (Value at Settlement Date Receivable)
$8,806,037	$2,298,993

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2011	SEMIANNUAL REPORT

Prudential Emerging Markets Debt Local Currency Fund

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $24,149,335)	$24,678,315
Affiliated Investments (cost $495,749)	495,749
Foreign currency, at value (cost $27,506)	27,826
Dividends and interest receivable	481,761
Receivable for investments sold	335,351
Unrealized appreciation on forward foreign currency contracts	138,419
Prepaid expenses	55,249
Due from Manager	25,657
Receivable for Series shares sold	3,275

Total assets	26,241,602

Liabilities
Payable to custodian	208,131
Payable for investments purchased	85,566
Unrealized depreciation on forward foreign currency contracts	43,526
Accrued expenses	14,343
Distribution fee payable	2
Affiliated transfer agent fee payable	13

Total liabilities	351,581

Net assets	$25,890,021

Net assets were comprised of:
Common stock, at par	$25,210
Paid-in capital in excess of par	25,190,142

25,215,352
Distributions in excess of net investment income	(13,711)
Accumulated net realized gain on investment and foreign currency transactions	50,997
Net unrealized appreciation on investments and foreign currencies	637,383

Net assets, April 30, 2011	$25,890,021

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($101,320 ÷ 9,872 shares of common stock issued and outstanding)	$10.26
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.74

Class C
Net asset value, offering price and redemption price per share ($1,031 ÷ 100.4 shares of common stock issued and outstanding)	$10.27

Class Q
Net asset value, offering price and redemption price per share ($1,031 ÷ 100.4 shares of common stock issued and outstanding)	$10.27

Class Z
Net asset value, offering price and redemption price per share ($25,786,639 ÷ 2,510,958 shares of common stock issued and outstanding)	$10.27

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Statement of Operations

For the Period March 30, 2011* through April 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$119,751
Affiliated dividend income	1,435

Total income	121,186

Expenses
Management fee	17,758
Distribution fee—Class A	2
Distribution fee—Class C	1
Custodian’s fees and expenses	13,000
Legal fees and expenses	13,000
Registration fees	9,000
Audit fee	8,000
Transfer agent’s fees and expenses (including affiliated expense of $23) (Note 3)	3,000
Reports to shareholders	2,000
Directors’ fees	2,000
Miscellaneous	692

Total expenses	68,453
Expense reimbursement (Note 2)	(45,145)

Net expenses	23,308

Net investment income	97,878

Realized And Unrealized Gain On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	7,038
Foreign currency transactions	43,959

50,997

Net change in unrealized appreciation on:
Investments	528,980
Foreign currencies	108,403

637,383

Net gain on investment and foreign currency transactions	688,380

Net Increase In Net Assets Resulting From Operations	$786,258

*	Commencement of operations.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

March 30, 2011* through April 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$97,878
Net realized gain on investment and foreign currency transactions	50,997
Net change in unrealized appreciation on investments and foreign currencies	637,383

Net increase in net assets resulting from operations	786,258

Dividends from net investment income (Note 1)
Class A	(72)
Class C	(4)
Class Q	(4)
Class Z	(111,509)

(111,589)

Series share transactions (Note 6)
Net proceeds from shares sold	25,104,304
Net asset value of shares issued in reinvestment of dividends	111,548
Cost of shares reacquired	(500)

Net increase in net assets from Series share transactions	25,215,352

Total increase	25,890,021

Net Assets:
Beginning of period	—

End of period	$25,890,021

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified management investment company and currently consists of three series: Prudential International Equity Fund, Prudential International Value Fund and Prudential Emerging Markets Debt Local Currency Fund (the “Series”). These financial statements relate to the Prudential Emerging Markets Debt Local Currency Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The investment objective of the Series is to seek total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Security Valuation: In valuing the Series’ assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sales price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by

22	Visit our website at www.prudentialfunds.com

market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations

Prudential Emerging Markets Debt Local Currency Fund	23

Notes to Financial Statements

(Unaudited) continued

arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry,

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region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Emerging Markets Debt Local Currency Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series.

PI has contractually agreed through March 31, 2012 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $45 in front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Series that for the period ended April 30, 2011, there were no contingent deferred sales charges imposed.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended April 30, 2011 aggregated $23,769,145 and $384,153, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$24,658,784	$625,866	$(110,586)	$515,280

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Management has analyzed the Series’ tax positions and has concluded that as of April 30, 2011, no provision for income tax would be required in the Series’ financial statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Series. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

As of April 30, 2011, Prudential Financial, Inc. through its affiliates owned 100 Class A shares, 100 Class C shares, 100 Class Q shares and 2,511,414 Class Z shares of the Series.

There are 250 million authorized shares of $.01 par value common stock , divided equally into four classes, designated Class A, Class C, Class Q and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended April 30, 2011*:
Shares sold	9,919	$101,304
Shares issued in reinvestment of dividends	3	31
Shares reacquired	(50)	(500)

Net increase (decrease) in shares outstanding	9,872	$100,835

Class C
Period ended April 30, 2011*:
Shares sold	100.0	$1,000
Shares issued in reinvestment of dividends	0.4	4

Net increase (decrease) in shares outstanding	100.4	$1,004

Class Q
Period ended April 30, 2011*:
Shares sold	100.0	$1,000
Shares issued in reinvestment of dividends	0.4	4

Net increase (decrease) in shares outstanding	100.4	$1,004

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	Shares	Amount
Class Z
Period ended April 30, 2011*:
Shares sold	2,500,100	$25,001,000
Shares issued in reinvestment of dividends	10,858	111,509

Net increase (decrease) in shares outstanding	2,510,958	$25,112,509

*	Commenced operations on March 30, 2011.

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the period ended April 30, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Prudential Emerging Markets Debt Local Currency Fund	29

Notes to Financial Statements

(Unaudited) continued

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	March 30, 2011(a) through April 30, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.05
Net realized and unrealized gain on investment and foreign currency transactions	.26
Total from investment operations	.31
Less Dividends:
Dividends from net investment income	(.05)
Net asset value, end of period	$10.26
Total Return(b):	3.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101
Average net assets (000)	$7
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees(e)	1.30%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(f)
Net investment income	10.46%	(f)
For Class A, C, Q and Z shares:
Portfolio turnover rate	3%	(g)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 3.33%, 3.08% and 8.43%, respectively, for the period ended April 30, 2011.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to ..25% of the average daily net assets of the Class A shares.

(f) Annualized

(g) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	March 30, 2011(a) through April 30, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain on investment and foreign currency transactions	.28
Total from investment operations	.31
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.27
Total Return(b):	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	2.05%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)
Net investment income	3.64%	(e)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 4.08%, 3.08% and 1.61%, respectively, for the period ended April 30, 2011.

(e) Annualized.

See Notes to Financial Statements.

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Class Q Shares
	March 30, 2011(a) through April 30, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investment and foreign currency transactions	.27
Total from investment operations	.31
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.27
Total Return(b):	3.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.05%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)
Net investment income	4.39%	(e)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 2.95%, 2.95% and 2.49%, respectively, for the period ended April 30, 2011.

(e) Annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	March 30, 2011(a) through April 30, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investment and foreign currency transactions	.27
Total from investment operations	.31
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.27
Total Return(b):	3.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,787
Average net assets (000)	$25,310
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.05%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.05%	(e)
Net investment income	4.41%	(e)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would be 3.08%, 3.08% and 2.38%, respectively, for the period ended April 30, 2011.

(e) Annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board considered the proposed management agreement with Prudential Investments LLC (the “Manager”) and the proposed subadvisory agreement with Prudential Fixed Income (the “Subadviser”), a division of Prudential Investment Management, Inc., with respect to the Prudential Emerging Markets Debt Local Currency Fund (the “Fund”) prior to the Fund’s commencement of operations. The Board, including all of the Independent Directors, met on November 30-December 2, 2010 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadvisers under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meetings on November 30-December 2, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Directors determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Directors considered relevant in the exercise of their business judgment.

Prudential Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 21-23, 2010 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Directors of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 21-23, 2010 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as

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to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.80% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.45% of the Fund’s first $200 million of average daily net assets and 0.40% of average daily net assets in excess of $200 million to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to funds within the Lipper 15(c) Peer Group. The Board noted that the Fund’s gross management fee was in the fourth quartile of the Lipper Universe while the Fund’s net management fee was in the first quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares (including expenses related to short sales) were in the third quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted

Prudential Emerging Markets Debt Local Currency Fund

Approval of Advisory Agreements (continued)

that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Emerging Markets Debt Local Currency Fund
Share Class	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0203255-00005-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011